UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Global Infrastructure Fund, Goldman Sachs Real Estate Securities Fund, Goldman Sachs International Tax-Managed Equity Fund, Goldman Sachs U.S. Tax-Managed Equity Fund, and Goldman Sachs Managed Futures Strategy Fund is filed herewith.

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Global Infrastructure Fund

Class A: GGIAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Utilities	37.0%
Energy	30.2%
Industrials	16.0%
Real Estate	11.3%
Communication Services	3.1%
Money Market Instruments	0.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$64	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$100,851,842
  # of Portfolio Holdings49
  Portfolio Turnover Rate9%
  Total Net Advisory Fees Paid$440,375

Goldman Sachs Global Infrastructure Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U833-SAR-0625     Class A

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Global Infrastructure Fund

Class C: GGICX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Utilities	37.0%
Energy	30.2%
Industrials	16.0%
Real Estate	11.3%
Communication Services	3.1%
Money Market Instruments	0.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$104	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$100,851,842
  # of Portfolio Holdings49
  Portfolio Turnover Rate9%
  Total Net Advisory Fees Paid$440,375

Goldman Sachs Global Infrastructure Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U825-SAR-0625     Class C

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Global Infrastructure Fund

Institutional Class: GGIDX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Utilities	37.0%
Energy	30.2%
Industrials	16.0%
Real Estate	11.3%
Communication Services	3.1%
Money Market Instruments	0.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$100,851,842
  # of Portfolio Holdings49
  Portfolio Turnover Rate9%
  Total Net Advisory Fees Paid$440,375

Goldman Sachs Global Infrastructure Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U817-SAR-0625     Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Global Infrastructure Fund

Investor Class: GGINX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Utilities	37.0%
Energy	30.2%
Industrials	16.0%
Real Estate	11.3%
Communication Services	3.1%
Money Market Instruments	0.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$100,851,842
  # of Portfolio Holdings49
  Portfolio Turnover Rate9%
  Total Net Advisory Fees Paid$440,375

Goldman Sachs Global Infrastructure Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U791-SAR-0625     Investor Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Global Infrastructure Fund

Class R6: GGIJX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Utilities	37.0%
Energy	30.2%
Industrials	16.0%
Real Estate	11.3%
Communication Services	3.1%
Money Market Instruments	0.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$100,851,842
  # of Portfolio Holdings49
  Portfolio Turnover Rate9%
  Total Net Advisory Fees Paid$440,375

Goldman Sachs Global Infrastructure Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U775-SAR-0625     Class R6

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Global Infrastructure Fund

Class P: GGWPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Utilities	37.0%
Energy	30.2%
Industrials	16.0%
Real Estate	11.3%
Communication Services	3.1%
Money Market Instruments	0.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$51	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$100,851,842
  # of Portfolio Holdings49
  Portfolio Turnover Rate9%
  Total Net Advisory Fees Paid$440,375

Goldman Sachs Global Infrastructure Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38150B756-SAR-0625     Class P

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Real Estate Securities Fund

Class A: GREAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.6%
Other	0.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$79,959,745
  # of Portfolio Holdings36
  Portfolio Turnover Rate14%
  Total Net Advisory Fees Paid$329,340

Goldman Sachs Real Estate Securities Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38142V829-SAR-0625     Class A

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Real Estate Securities Fund

Class C: GRECX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.6%
Other	0.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$79,959,745
  # of Portfolio Holdings36
  Portfolio Turnover Rate14%
  Total Net Advisory Fees Paid$329,340

Goldman Sachs Real Estate Securities Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38142V795-SAR-0625     Class C

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Real Estate Securities Fund

Institutional Class: GREIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.6%
Other	0.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$79,959,745
  # of Portfolio Holdings36
  Portfolio Turnover Rate14%
  Total Net Advisory Fees Paid$329,340

Goldman Sachs Real Estate Securities Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38142V787-SAR-0625     Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Real Estate Securities Fund

Service Class: GRESX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.6%
Other	0.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$67	1.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$79,959,745
  # of Portfolio Holdings36
  Portfolio Turnover Rate14%
  Total Net Advisory Fees Paid$329,340

Goldman Sachs Real Estate Securities Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38142V779-SAR-0625     Service Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Real Estate Securities Fund

Investor Class: GRETX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.6%
Other	0.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$79,959,745
  # of Portfolio Holdings36
  Portfolio Turnover Rate14%
  Total Net Advisory Fees Paid$329,340

Goldman Sachs Real Estate Securities Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38145N428-SAR-0625     Investor Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Real Estate Securities Fund

Class R6: GREUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.6%
Other	0.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$41	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$79,959,745
  # of Portfolio Holdings36
  Portfolio Turnover Rate14%
  Total Net Advisory Fees Paid$329,340

Goldman Sachs Real Estate Securities Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38147X275-SAR-0625     Class R6

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Real Estate Securities Fund

Class R: GRERX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.6%
Other	0.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$72	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$79,959,745
  # of Portfolio Holdings36
  Portfolio Turnover Rate14%
  Total Net Advisory Fees Paid$329,340

Goldman Sachs Real Estate Securities Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38145N436-SAR-0625     Class R

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Real Estate Securities Fund

Class P: GMJPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.9%
Consumer Discretionary	0.6%
Other	0.1%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$41	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$79,959,745
  # of Portfolio Holdings36
  Portfolio Turnover Rate14%
  Total Net Advisory Fees Paid$329,340

Goldman Sachs Real Estate Securities Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38150B434-SAR-0625     Class P

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs International Tax-Managed Equity Fund

Class A: GATMX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.0%
Industrials	20.2%
Health Care	11.2%
Information Technology	9.4%
Consumer Discretionary	8.8%
Consumer Staples	7.6%
Materials	4.8%
Communication Services	4.6%
Utilities	3.1%
Other	2.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$67	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$910,464,279
  # of Portfolio Holdings244
  Portfolio Turnover Rate102%
  Total Net Advisory Fees Paid$3,866,767

Goldman Sachs International Tax-Managed Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38144N528-SAR-0625     Class A

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs International Tax-Managed Equity Fund

Class C: GCTMX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.0%
Industrials	20.2%
Health Care	11.2%
Information Technology	9.4%
Consumer Discretionary	8.8%
Consumer Staples	7.6%
Materials	4.8%
Communication Services	4.6%
Utilities	3.1%
Other	2.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$109	1.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$910,464,279
  # of Portfolio Holdings244
  Portfolio Turnover Rate102%
  Total Net Advisory Fees Paid$3,866,767

Goldman Sachs International Tax-Managed Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38144N510-SAR-0625     Class C

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs International Tax-Managed Equity Fund

Institutional Class: GHTMX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.0%
Industrials	20.2%
Health Care	11.2%
Information Technology	9.4%
Consumer Discretionary	8.8%
Consumer Staples	7.6%
Materials	4.8%
Communication Services	4.6%
Utilities	3.1%
Other	2.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$910,464,279
  # of Portfolio Holdings244
  Portfolio Turnover Rate102%
  Total Net Advisory Fees Paid$3,866,767

Goldman Sachs International Tax-Managed Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38144N536-SAR-0625     Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs International Tax-Managed Equity Fund

Investor Class: GITRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.0%
Industrials	20.2%
Health Care	11.2%
Information Technology	9.4%
Consumer Discretionary	8.8%
Consumer Staples	7.6%
Materials	4.8%
Communication Services	4.6%
Utilities	3.1%
Other	2.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$53	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$910,464,279
  # of Portfolio Holdings244
  Portfolio Turnover Rate102%
  Total Net Advisory Fees Paid$3,866,767

Goldman Sachs International Tax-Managed Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38145C539-SAR-0625     Investor Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs International Tax-Managed Equity Fund

Class R6: GHTRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.0%
Industrials	20.2%
Health Care	11.2%
Information Technology	9.4%
Consumer Discretionary	8.8%
Consumer Staples	7.6%
Materials	4.8%
Communication Services	4.6%
Utilities	3.1%
Other	2.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$910,464,279
  # of Portfolio Holdings244
  Portfolio Turnover Rate102%
  Total Net Advisory Fees Paid$3,866,767

Goldman Sachs International Tax-Managed Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38150C606-SAR-0625     Class R6

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs International Tax-Managed Equity Fund

Class P: GGCPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	25.0%
Industrials	20.2%
Health Care	11.2%
Information Technology	9.4%
Consumer Discretionary	8.8%
Consumer Staples	7.6%
Materials	4.8%
Communication Services	4.6%
Utilities	3.1%
Other	2.8%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$49	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$910,464,279
  # of Portfolio Holdings244
  Portfolio Turnover Rate102%
  Total Net Advisory Fees Paid$3,866,767

Goldman Sachs International Tax-Managed Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38150B566-SAR-0625     Class P

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs U.S. Tax-Managed Equity Fund

Class A: GCTAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.8%
Financials	17.6%
Health Care	11.3%
Consumer Discretionary	9.7%
Communication Services	9.2%
Industrials	8.7%
Consumer Staples	4.2%
Real Estate	4.0%
Materials	3.0%
Other	3.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$4,055,435,986
  # of Portfolio Holdings270
  Portfolio Turnover Rate78%
  Total Net Advisory Fees Paid$10,964,955

Goldman Sachs U.S. Tax-Managed Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38142Y674-SAR-0625     Class A

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs U.S. Tax-Managed Equity Fund

Class C: GCTCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.8%
Financials	17.6%
Health Care	11.3%
Consumer Discretionary	9.7%
Communication Services	9.2%
Industrials	8.7%
Consumer Staples	4.2%
Real Estate	4.0%
Materials	3.0%
Other	3.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$4,055,435,986
  # of Portfolio Holdings270
  Portfolio Turnover Rate78%
  Total Net Advisory Fees Paid$10,964,955

Goldman Sachs U.S. Tax-Managed Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38142Y658-SAR-0625     Class C

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs U.S. Tax-Managed Equity Fund

Institutional Class: GCTIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.8%
Financials	17.6%
Health Care	11.3%
Consumer Discretionary	9.7%
Communication Services	9.2%
Industrials	8.7%
Consumer Staples	4.2%
Real Estate	4.0%
Materials	3.0%
Other	3.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$4,055,435,986
  # of Portfolio Holdings270
  Portfolio Turnover Rate78%
  Total Net Advisory Fees Paid$10,964,955

Goldman Sachs U.S. Tax-Managed Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38142Y641-SAR-0625     Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs U.S. Tax-Managed Equity Fund

Service Class: GCTSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.8%
Financials	17.6%
Health Care	11.3%
Consumer Discretionary	9.7%
Communication Services	9.2%
Industrials	8.7%
Consumer Staples	4.2%
Real Estate	4.0%
Materials	3.0%
Other	3.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$4,055,435,986
  # of Portfolio Holdings270
  Portfolio Turnover Rate78%
  Total Net Advisory Fees Paid$10,964,955

Goldman Sachs U.S. Tax-Managed Equity Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38142Y633-SAR-0625     Service Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs U.S. Tax-Managed Equity Fund

Investor Class: GQIRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.8%
Financials	17.6%
Health Care	11.3%
Consumer Discretionary	9.7%
Communication Services	9.2%
Industrials	8.7%
Consumer Staples	4.2%
Real Estate	4.0%
Materials	3.0%
Other	3.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$4,055,435,986
  # of Portfolio Holdings270
  Portfolio Turnover Rate78%
  Total Net Advisory Fees Paid$10,964,955

Goldman Sachs U.S. Tax-Managed Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38145C521-SAR-0625     Investor Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs U.S. Tax-Managed Equity Fund

Class R6: GCTRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.8%
Financials	17.6%
Health Care	11.3%
Consumer Discretionary	9.7%
Communication Services	9.2%
Industrials	8.7%
Consumer Staples	4.2%
Real Estate	4.0%
Materials	3.0%
Other	3.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$4,055,435,986
  # of Portfolio Holdings270
  Portfolio Turnover Rate78%
  Total Net Advisory Fees Paid$10,964,955

Goldman Sachs U.S. Tax-Managed Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38150C705-SAR-0625     Class R6

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs U.S. Tax-Managed Equity Fund

Class P: GSDPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	27.8%
Financials	17.6%
Health Care	11.3%
Consumer Discretionary	9.7%
Communication Services	9.2%
Industrials	8.7%
Consumer Staples	4.2%
Real Estate	4.0%
Materials	3.0%
Other	3.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$4,055,435,986
  # of Portfolio Holdings270
  Portfolio Turnover Rate78%
  Total Net Advisory Fees Paid$10,964,955

Goldman Sachs U.S. Tax-Managed Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38150B178-SAR-0625     Class P

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Managed Futures Strategy Fund

Class A: GMSAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	59.4	52.9	6.5	46.4
Developed Currency	43.9	40.7	3.1	37.6
Emerging Markets Equity	12.6	4.9	7.8	-2.9
Emerging Markets Currency	9.6	8.5	1.1	7.5
Long-Term Fixed Income	136.3	50.0	86.3	-36.2
Medium-Term Fixed Income	11.4	11.4	-	11.4
Short-Term Fixed Income	97.0	81.8	15.2	66.6
Commodities	16.7	9.8	6.8	3.0
Developed Equity Volatility	0.2	0.2	-	0.1

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$73	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$171,469,407
  # of Portfolio Holdings135
  Portfolio Turnover Rate0%
  Total Net Advisory Fees Paid$855,228

Goldman Sachs Managed Futures Strategy Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C422-SAR-0625     Class A

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Managed Futures Strategy Fund

Class C: GMSCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	59.4	52.9	6.5	46.4
Developed Currency	43.9	40.7	3.1	37.6
Emerging Markets Equity	12.6	4.9	7.8	-2.9
Emerging Markets Currency	9.6	8.5	1.1	7.5
Long-Term Fixed Income	136.3	50.0	86.3	-36.2
Medium-Term Fixed Income	11.4	11.4	-	11.4
Short-Term Fixed Income	97.0	81.8	15.2	66.6
Commodities	16.7	9.8	6.8	3.0
Developed Equity Volatility	0.2	0.2	-	0.1

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$108	2.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$171,469,407
  # of Portfolio Holdings135
  Portfolio Turnover Rate0%
  Total Net Advisory Fees Paid$855,228

Goldman Sachs Managed Futures Strategy Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C414-SAR-0625     Class C

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Managed Futures Strategy Fund

Institutional Class: GMSSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	59.4	52.9	6.5	46.4
Developed Currency	43.9	40.7	3.1	37.6
Emerging Markets Equity	12.6	4.9	7.8	-2.9
Emerging Markets Currency	9.6	8.5	1.1	7.5
Long-Term Fixed Income	136.3	50.0	86.3	-36.2
Medium-Term Fixed Income	11.4	11.4	-	11.4
Short-Term Fixed Income	97.0	81.8	15.2	66.6
Commodities	16.7	9.8	6.8	3.0
Developed Equity Volatility	0.2	0.2	-	0.1

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$56	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$171,469,407
  # of Portfolio Holdings135
  Portfolio Turnover Rate0%
  Total Net Advisory Fees Paid$855,228

Goldman Sachs Managed Futures Strategy Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C398-SAR-0625     Institutional Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Managed Futures Strategy Fund

Investor Class: GFIRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	59.4	52.9	6.5	46.4
Developed Currency	43.9	40.7	3.1	37.6
Emerging Markets Equity	12.6	4.9	7.8	-2.9
Emerging Markets Currency	9.6	8.5	1.1	7.5
Long-Term Fixed Income	136.3	50.0	86.3	-36.2
Medium-Term Fixed Income	11.4	11.4	-	11.4
Short-Term Fixed Income	97.0	81.8	15.2	66.6
Commodities	16.7	9.8	6.8	3.0
Developed Equity Volatility	0.2	0.2	-	0.1

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$171,469,407
  # of Portfolio Holdings135
  Portfolio Turnover Rate0%
  Total Net Advisory Fees Paid$855,228

Goldman Sachs Managed Futures Strategy Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C380-SAR-0625     Investor Class

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Managed Futures Strategy Fund

Class R6: GMSWX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	59.4	52.9	6.5	46.4
Developed Currency	43.9	40.7	3.1	37.6
Emerging Markets Equity	12.6	4.9	7.8	-2.9
Emerging Markets Currency	9.6	8.5	1.1	7.5
Long-Term Fixed Income	136.3	50.0	86.3	-36.2
Medium-Term Fixed Income	11.4	11.4	-	11.4
Short-Term Fixed Income	97.0	81.8	15.2	66.6
Commodities	16.7	9.8	6.8	3.0
Developed Equity Volatility	0.2	0.2	-	0.1

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$55	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$171,469,407
  # of Portfolio Holdings135
  Portfolio Turnover Rate0%
  Total Net Advisory Fees Paid$855,228

Goldman Sachs Managed Futures Strategy Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38150C879-SAR-0625     Class R6

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Managed Futures Strategy Fund

Class R: GFFRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	59.4	52.9	6.5	46.4
Developed Currency	43.9	40.7	3.1	37.6
Emerging Markets Equity	12.6	4.9	7.8	-2.9
Emerging Markets Currency	9.6	8.5	1.1	7.5
Long-Term Fixed Income	136.3	50.0	86.3	-36.2
Medium-Term Fixed Income	11.4	11.4	-	11.4
Short-Term Fixed Income	97.0	81.8	15.2	66.6
Commodities	16.7	9.8	6.8	3.0
Developed Equity Volatility	0.2	0.2	-	0.1

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$85	1.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$171,469,407
  # of Portfolio Holdings135
  Portfolio Turnover Rate0%
  Total Net Advisory Fees Paid$855,228

Goldman Sachs Managed Futures Strategy Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C372-SAR-0625     Class R

Semi-Annual Shareholder Report

June 30, 2025

Goldman Sachs Managed Futures Strategy Fund

Class P: GMQPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Equity	59.4	52.9	6.5	46.4
Developed Currency	43.9	40.7	3.1	37.6
Emerging Markets Equity	12.6	4.9	7.8	-2.9
Emerging Markets Currency	9.6	8.5	1.1	7.5
Long-Term Fixed Income	136.3	50.0	86.3	-36.2
Medium-Term Fixed Income	11.4	11.4	-	11.4
Short-Term Fixed Income	97.0	81.8	15.2	66.6
Commodities	16.7	9.8	6.8	3.0
Developed Equity Volatility	0.2	0.2	-	0.1

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$55	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics (as of June 30, 2025)

  Total Net Assets$171,469,407
  # of Portfolio Holdings135
  Portfolio Turnover Rate0%
  Total Net Advisory Fees Paid$855,228

Goldman Sachs Managed Futures Strategy Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38150B483-SAR-0625     Class P

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements June 30, 2025 Alternative Funds I Goldman Sachs Managed Futures Strategy Fund

Goldman Sachs Alternative Funds I

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments June 30, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 84.3%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
144,551,186	4.231%	$144,551,186

(Cost $144,551,186)

TOTAL INVESTMENTS – 84.3% (Cost $144,551,186)		$144,551,186

OTHER ASSETS IN EXCESS OF LIABILITIES – 15.7%		26,918,221

NET ASSETS – 100.0%		$171,469,407

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	19	08/27/25	$6,308,950	$(46,652)
Australian 10 year Bond	17	09/15/25	1,072,031	(133)
Brent Crude Oil	12	07/31/25	799,680	88
CBOE Volatality Index	14	07/16/25	261,975	(12,134)
Cocoa	2	09/15/25	180,000	(9,146)
Coffee “C”	2	09/18/25	223,425	(52,769)
EURO STOXX 50 Index	73	09/19/25	4,580,708	(5,525)
Euro-BTP	44	09/08/25	6,272,446	5,630
Feeder Cattle	7	08/28/25	1,086,750	14,892
FTSE 100 Index	39	09/19/25	4,705,316	(63,183)
FTSE China A50 Index	123	07/30/25	1,646,724	26,138
FTSE Taiwan Index Equity Index	2	07/30/25	145,880	5,535
FTSE/JSE Top 40 Index	35	09/18/25	1,774,915	20,700
FTSE/MIB Index	10	09/19/25	2,347,184	25,473
German Stock Index	12	09/19/25	8,498,561	143,290
Hang Seng Index	22	07/30/25	3,374,850	117,824
HSCEI	39	07/30/25	2,153,460	60,685
IBEX 35 Index	10	07/18/25	1,639,802	(6,707)
KOSPI 200 Index	34	09/11/25	2,620,980	136,661
Lean Hogs	17	08/14/25	731,000	(26,155)
Live Cattle	15	08/29/25	1,283,850	5,742
LME Copper Base Metal	5	08/18/25	1,238,297	22,267
LME Copper Base Metal	15	07/14/25	3,729,461	163,448
LME Lead Base Metal	42	08/18/25	2,138,682	47,747
LME Lead Base Metal	92	07/14/25	4,664,239	127,946
LME Nickel Base Metal	48	07/14/25	4,337,222	(133,003)
LME Nickel Base Metal	15	08/18/25	1,362,196	(34,567)
LME Primary Aluminium	76	07/14/25	4,935,820	205,392
LME Zinc Base Metal	52	07/14/25	3,573,999	123,780
LME Zinc Base Metal	35	08/18/25	2,405,104	76,469
Low Sulphur Gasoil	6	08/12/25	398,100	738
MSCI EAFE E-Mini Index	30	09/19/25	4,022,550	58,597
NASDAQ 100 E-Mini Index	18	09/19/25	8,241,570	233,659
Nikkei 225 Index	5	09/11/25	1,406,548	73,804
NY Harbor USLD	8	07/31/25	764,837	(16,923)

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
Palladium	2	09/26/25	$223,100	$12,461
Platinum	9	10/29/25	610,875	65,972
RBOB Gasoline	3	07/31/25	260,757	(991)
S&P 500 E-Mini Index	111	09/19/25	34,708,313	889,958
S&P/TSX 60 Index	25	09/18/25	5,874,793	76,552
Silver	9	09/26/25	1,634,625	(17,560)
Soybean Oil	13	08/14/25	410,514	3,155
SPI 200 Index	42	09/18/25	5,899,560	4,585
TOPIX Index	28	09/11/25	5,552,168	143,091
WTI Crude Oil	11	07/22/25	715,000	80

Total				$2,466,911

Short position contracts:
Corn	(171)	09/12/25	(3,496,950)	137,186
Cotton No. 2	(31)	12/08/25	(1,056,015)	1,895
Hard Red Winter Wheat	(21)	09/12/25	(553,350)	26,968
LME Copper Base Metal	(15)	07/14/25	(3,729,461)	(78,613)
LME Lead Base Metal	(92)	07/14/25	(4,664,239)	(151,777)
LME Lead Base Metal	(56)	08/18/25	(2,851,576)	(81,872)
LME Nickel Base Metal	(48)	07/14/25	(4,337,222)	150,699
LME Nickel Base Metal	(27)	08/18/25	(2,451,953)	35,865
LME Primary Aluminium	(76)	07/14/25	(4,935,820)	(331,439)
LME Zinc Base Metal	(52)	07/14/25	(3,573,999)	(98,675)
LME Zinc Base Metal	(48)	08/18/25	(3,298,428)	(103,171)
Milling Wheat	(76)	09/10/25	(872,862)	89,529
Mini VSTOXX®Index	(39)	07/16/25	(84,989)	2,339
MSCI EAFE E-Mini Index	(174)	09/19/25	(10,731,450)	(328,810)
Russell 2000 E-Mini Index	(101)	09/19/25	(11,068,085)	(370,107)
SET50 Index	(353)	09/29/25	(1,526,504)	(48,084)
Soybean	(8)	11/14/25	(411,000)	2,474
Soybean Meal	(44)	08/14/25	(1,214,840)	96,755
Sugar No. 11	(44)	09/30/25	(798,336)	27,433
TurkDEX ISE 30	(353)	08/29/25	(1,049,485)	(70,840)
Wheat	(24)	09/12/25	(645,000)	25,126

Total				$(1,067,119)

Total Futures Contracts				$1,399,792

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
	BRL	34,100,000	USD	5,952,060	7/2/2025	$324,282
	BRL	8,220,000	USD	1,476,150	8/4/2025	24,007
	AUD	16,680,000	USD	10,862,346	9/17/2025	133,465
	CAD	13,189,000	USD	9,676,465	9/17/2025	47,149
	CLP	4,370,000,000	USD	4,653,392	9/17/2025	36,549
	COP	28,358,000,000	USD	6,755,372	9/17/2025	110,979
	CZK	195,344,000	USD	9,020,992	9/17/2025	307,926
	EUR	15,890,000	USD	18,255,279	9/17/2025	560,021
	GBP	18,575,750	USD	25,180,153	9/17/2025	330,719
	HUF	3,172,000,000	USD	8,943,045	9/17/2025	368,070
	IDR	149,580,000,000	USD	9,149,763	9/17/2025	86,354
	JPY	658,000,000	USD	4,593,869	9/17/2025	15,960

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
(continued)
	KRW	2,880,000,000	USD	2,128,786	9/17/2025	$10,120
	MXN	140,141,000	USD	7,225,932	9/17/2025	180,596
	NOK	132,200,000	USD	13,081,773	9/17/2025	40,436
	NZD	39,180,000	USD	23,697,298	9/17/2025	247,889
	PLN	34,999,000	USD	9,329,262	9/17/2025	362,909
	SEK	207,254,400	USD	21,743,505	9/17/2025	276,116
	USD	4,699,390	CLP	4,370,000,000	9/17/2025	9,449
	USD	128,025	COP	528,000,000	9/17/2025	180
	USD	8,797,524	JPY	1,244,949,000	9/17/2025	75,636
	USD	20,201	NOK	200,000	9/17/2025	349
	ZAR	169,120,000	USD	9,434,735	9/17/2025	63,497

TOTAL						$3,612,658

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.
	USD	6,085,165	BRL	34,100,000	7/2/2025	(191,178)
	CAD	5,060,000	USD	3,743,135	9/17/2025	(12,641)
	INR	1,100,000,000	USD	12,792,498	9/17/2025	(4,891)
	JPY	808,276,000	USD	5,717,967	9/17/2025	(55,332)
	USD	11,192,588	AUD	17,192,000	9/17/2025	(140,744)
	USD	4,486,819	CAD	6,105,000	9/17/2025	(14,102)
	USD	1,674,121	CHF	1,355,000	9/17/2025	(50,509)
	USD	4,807,578	COP	20,020,000,000	9/17/2025	(39,885)
	USD	6,244,459	CZK	135,200,000	9/17/2025	(212,200)
	USD	682,062	EUR	593,000	9/17/2025	(20,108)
	USD	5,511,830	GBP	4,057,000	9/17/2025	(59,822)
	USD	7,099,300	HUF	2,518,078,000	9/17/2025	(292,285)
	USD	11,006,452	IDR	179,820,000,000	9/17/2025	(96,893)
	USD	12,762,400	INR	1,100,000,000	9/17/2025	(25,207)
	USD	4,825,466	JPY	692,000,000	9/17/2025	(22,562)
	USD	1,637,968	KRW	2,220,000,000	9/17/2025	(10,772)
	USD	5,786,874	MXN	112,000,000	9/17/2025	(132,387)
	USD	4,811,555	NOK	48,700,000	9/17/2025	(22,421)
	USD	17,826,688	NZD	29,460,000	9/17/2025	(178,040)
	USD	6,618,855	PLN	24,900,000	9/17/2025	(276,630)
	USD	12,961,206	SEK	123,693,000	9/17/2025	(180,485)
	USD	7,699,521	ZAR	138,050,000	9/17/2025	(53,736)

TOTAL						$(2,092,830)

SWAP CONTRACTS — At June 30, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.250%(b)	3 Month BBSW	9/17/2026	AUD	164,080	$165,116	$58,595	$106,521
2.500 (c)	CORRA	9/17/2026	CAD	40,390	21,382	–	21,382
0.250 (c)	1 Day SOFR	9/17/2026	CHF	129,710	709,616	843,400	(133,784)
2.000 (c)	1 Day ESTRON	9/17/2026	EUR	23,660	78,009	79,489	(1,480)
4.000 (c)	1 Day SONIO	9/17/2026	GBP	22,120	108,390	71,516	36,874
0.750 (c)	12 Month BOJDTR	9/17/2026	JPY	51,577,480	277,470	224,522	52,948
2.250 (c)	3 Month STIBOR	9/17/2026	SEK	462,760	207,489	143,564	63,925
1 Day SOFR(c)	4.000%	9/17/2026	USD	222,910	(849,198)	(360,338)	(488,860)

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued) June 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.000%(c)	1 Day ESTRON	9/17/2027	EUR	80,260	$416,440	$417,152	$(712)
4.000 (c)	1 Day SONIO	9/17/2027	GBP	56,630	684,962	448,691	236,271
1.000 (c)	12 Month BOJDTR	9/17/2027	JPY	12,911,010	394,866	374,803	20,063
1 Day SOFR(c)	4.000%	9/17/2027	USD	960	(11,965)	(7,310)	(4,655)
8.000 (d)	1 Month MXIBTIEF	9/17/2030	MXN	305,000	209,089	222,296	(13,207)
8.000 (b)	3 Month JIBAR	9/17/2030	ZAR	412,720	603,378	282,389	320,989
0.500 (c)	1 Day SOFR	9/17/2035	CHF	6,280	(40,047)	53,366	(93,413)
2.500 (c)	1 Day ESTRON	9/17/2035	EUR	11,440	38,238	84,678	(46,440)
4.250 (c)	1 Day SONIO	9/17/2035	GBP	14,010	402,742	228,694	174,048
12 Month BOJDTR(c)	1.500	9/17/2035	JPY	3,782,070	(620,937)	(527,775)	(93,162)
4.250 (c)	1 Day SOFR	9/17/2035	USD	36,430	1,734,913	1,050,055	684,858
1 Day ESTRON(c)	2.750	9/17/2055	EUR	12,160	(264,423)	(512,983)	248,560
1 Day SONIO(c)	4.500	9/17/2055	GBP	14,300	(169,684)	(3,597)	(166,087)
12 Month BOJDTR(c)	2.000	9/17/2055	JPY	512,980	182,153	–	182,153
1 Day SOFR(c)	4.500	9/17/2055	USD	16,440	(1,722,000)	(1,201,158)	(520,842)

TOTAL					$2,555,999	$1,970,049	$585,950

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2025.
(b)	Payments made quarterly.
(c)	Payments made annually.
(d)	Payments made monthly.

Investment Abbreviations:
BBSW	—Bank Bill Swap Rate
CORRA	—Canadian Overnight Repo Rate Average
ESTRON	—Euro Short-Term Rate
JIBAR	—Johannesburg Interbank Agreed Rate
SOFR	—Secured Overnight Financing Rate
SONIO	—Sterling Overnight Index Average
STIBOR	—Stockholm Interbank Offered Rate

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Statement of Assets and Liabilities(a) June 30, 2025 (Unaudited)

Managed Futures Strategy Fund(a)

Assets:

Investments in affiliated issuers, at value (cost $144,551,186)	$144,551,186
Cash	8,577,756
Foreign Currency, at value (cost $366,153)	368,185
Receivables:
Collateral on certain derivative contracts(b)	16,219,616
Fund shares sold	236,499
Reimbursement from investment adviser	15,334
Unrealized gain on forward foreign currency exchange contracts	3,612,658
Unrealized appreciation on futures contracts	953,613
Variation margin on futures contracts	204,878
Variation margin on swap contracts	181,479
Other assets	63,878

Total assets	174,985,082

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	2,092,830
Unrealized depreciation on futures contracts	1,013,117
Payables:
Fund shares redeemed	107,043
Management fees	68,022
Distribution and Service fees and Transfer Agency fees	8,751
Accrued expenses	225,912

Total liabilities	3,515,675

Net Assets:

Paid-in capital	198,893,115
Total distributable loss	(27,423,708)

NET ASSETS	$171,469,407
Net Assets:
Class A	$16,647,062
Class C	1,333,391
Institutional	39,067,418
Investor	66,136,069
Class R6	27,358,155
Class R	501,841
Class P	20,425,471
Total Net Assets	$171,469,407
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	2,035,955
Class C	180,852
Institutional	4,555,040
Investor	7,838,410
Class R6	3,187,779
Class R	63,538
Class P	2,383,298
Net asset value, offering and redemption price per share:(c)
Class A	$8.18
Class C	7.37
Institutional	8.58
Investor	8.44
Class R6	8.58
Class R	7.90
Class P	8.57

(a)

Statement of Assets and Liabilities for the Managed Futures Strategy Fund is consolidated and includes the balances of Cayman Commodity-MFS, LLC, (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.

(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forwards	Swaps
Managed Futures Strategy Fund	$9,470,838	$940,000	$5,808,778

(c)

Maximum public offering price per share for Class A Shares of the Managed Futures Strategy Fund is $8.66. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Statement of Operations(a) For the Six Months Ended June 30, 2025

Managed Futures
Strategy Fund(a)

Investment income:

Dividends — affiliated issuers	$3,255,933

Interest	85,723

Total Investment Income	3,341,656

Expenses:

Management fees	1,061,081

Transfer Agency fees(b)	86,123

Professional fees	84,844

Custody, accounting and administrative services	69,989

Registration fees	56,171

Printing and mailing costs	38,348

Distribution and/or Service (12b-1) fees(b)	26,636

Trustee fees	13,834

Service fees — Class C	1,993

Other	14,545

Total expenses	1,453,564

Less — expense reductions	(234,279)

Net expenses	1,219,285

NET INVESTMENT INCOME	2,122,371

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Foreign currency transactions	87,046

Swap Contracts	(2,182,458)

Forward foreign currency exchange contracts	(3,340,203)

Futures contracts	(10,842,556)

Net change in unrealized gain (loss) on:

Futures contracts	4,317,418

Foreign currency translations	591,006

Forward foreign currency exchange contracts	(3,451,984)

Swap Contracts	(5,130,510)

Net realized and unrealized loss	(19,952,241)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,829,870)

(a) Statement of Operations for the Managed Futures Strategy Fund is consolidated and includes the balances of Cayman Commodity-MFS, LLC, (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.

(b) Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees

Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Managed Futures Strategy Fund	$19,447	$5,980	$1,209	$11,668	$1,196	$8,552	$55,064	$6,171	$363	$3,109

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Statement of Changes in Net Assets(a)

	Managed Futures Strategy Fund(a)
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income	$2,122,371	$7,461,727

Net realized loss	(16,278,171)	(27,580,972)

Net change in unrealized gain (loss)	(3,674,070)	4,455,210

Net decrease in net assets resulting from operations	(17,829,870)	(15,664,035)

From share transactions:

Proceeds from sales of shares	32,363,602	117,689,294

Cost of shares redeemed	(68,639,419)	(164,316,780)

Net decrease in net assets resulting from share transactions	(36,275,817)	(46,627,486)

TOTAL DECREASE	(54,105,687)	(62,291,521)

Net Assets:

Beginning of period	$225,575,094	$287,866,615

End of period	$171,469,407	$225,575,094

(a)

The Statement of Changes in Net Assets for the Managed Futures Strategy Fund is consolidated and includes the balances of Cayman Commodity-MFS, LLC, (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Class A Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.91		$9.41	$9.82	$9.85	$10.12	$9.61

Net investment income (loss)(a)	0.08		0.23	0.23	(0.04)	(0.19)	(0.12)

Net realized and unrealized gain (loss)	(0.81)		(0.73)	(0.64)	2.00	0.64	0.76

Total from investment operations	(0.73)		(0.50)	(0.41)	1.96	0.45	0.64

Distributions to shareholders from net investment income	–		–	–	(1.14)	(0.03)	–

Distributions to shareholders from net realized gains	–		–	–	(0.85)	(0.69)	(0.13)

Total distributions	–		–	–	(1.99)	(0.72)	(0.13)

Net asset value, end of period	$8.18		$8.91	$9.41	$9.82	$9.85	$10.12

Total Return(b)	(8.19)%		(5.31)%	(4.18)%	20.08%	4.64%	6.62%

Net assets, end of period (in 000’s)	$16,647		$15,654	$16,126	$16,841	$16,922	$11,964

Ratio of net expenses to average net assets	1.53	%(c)	1.48%	1.43%	1.58%	1.83%	1.48%

Ratio of total expenses to average net assets	1.69	%(c)	1.62%	1.58%	1.71%	1.89%	1.63%

Ratio of net investment income (loss) to average net assets	1.89	%(c)	2.42%	2.44%	(0.31)%	(1.79)%	(1.21)%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Class C Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.06		$8.59	$9.02	$9.21	$9.52	$9.11

Net investment income (loss)(a)	0.04		0.14	0.15	(0.10)	(0.25)	(0.18)

Net realized and unrealized gain (loss)	(0.73)		(0.67)	(0.58)	1.85	0.59	0.72

Total from investment operations	(0.69)		(0.53)	(0.43)	1.75	0.34	0.54

Distributions to shareholders from net investment income	–		–	–	(1.09)	–	–

Distributions to shareholders from net realized gains	–		–	–	(0.85)	(0.65)	(0.13)

Total distributions	–		–	–	(1.94)	(0.65)	(0.13)

Net asset value, end of period	$7.37		$8.06	$8.59	$9.02	$9.21	$9.52

Total Return(b)	(8.56)%		(6.17)%	(4.77)%	19.26%	3.71%	5.88%

Net assets, end of period (in 000’s)	$1,333		$2,010	$4,591	$5,486	$3,890	$3,335

Ratio of net expenses to average net assets	2.28	%(c)	2.24%	2.18%	2.33%	2.58%	2.22%

Ratio of total expenses to average net assets	2.43	%(c)	2.37%	2.32%	2.46%	2.64%	2.37%

Ratio of net investment income (loss) to average net assets	1.13	%(c)	1.67%	1.69%	(0.95)%	(2.54)%	(1.92)%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Institutional Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.33		$9.82	$10.22	$10.19	$10.43	$9.87

Net investment income (loss)(a)	0.10		0.27	0.28	0.05	(0.15)	(0.07)

Net realized and unrealized gain (loss)	(0.85)		(0.76)	(0.67)	2.02	0.66	0.76

Total from investment operations	(0.75)		(0.49)	(0.39)	2.07	0.51	0.69

Distributions to shareholders from net investment income	–		–	(0.01)	(1.19)	(0.06)	–

Distributions to shareholders from net realized gains	–		–	–	(0.85)	(0.69)	(0.13)

Total distributions	–		–	(0.01)	(2.04)	(0.75)	(0.13)

Net asset value, end of period	$8.58		$9.33	$9.82	$10.22	$10.19	$10.43

Total Return(b)	(8.04)%		(4.99)%	(3.80)%	20.59%	4.99%	6.95%

Net assets, end of period (in 000’s)	$39,067		$45,244	$60,221	$140,429	$51,494	$49,052

Ratio of net expenses to average net assets	1.17	%(c)	1.12%	1.06%	1.20%	1.46%	1.07%

Ratio of total expenses to average net assets	1.32	%(c)	1.25%	1.21%	1.33%	1.52%	1.24%

Ratio of net investment income (loss) to average net assets	2.25	%(c)	2.78%	2.80%	0.39%	(1.42)%	(0.74)%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Investor Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.18		$9.68	$10.07	$10.06	$10.32	$9.77

Net investment income (loss)(a)	0.09		0.26	0.26	0.01	(0.16)	(0.10)

Net realized and unrealized gain (loss)	(0.83)		(0.76)	(0.65)	2.03	0.64	0.78

Total from investment operations	(0.74)		(0.50)	(0.39)	2.04	0.48	0.68

Distributions to shareholders from net investment income	–		–	–	(1.18)	(0.05)	–

Distributions to shareholders from net realized gains	–		–	–	(0.85)	(0.69)	(0.13)

Total distributions	–		–	–	(2.03)	(0.74)	(0.13)

Net asset value, end of period	$8.44		$9.18	$9.68	$10.07	$10.06	$10.32

Total Return(b)	(8.06)%		(5.17)%	(3.87)%	20.43%	4.83%	6.92%

Net assets, end of period (in 000’s)	$66,136		$91,519	$148,544	$239,660	$146,008	$149,762

Ratio of net expenses to average net assets	1.28	%(c)	1.23%	1.18%	1.33%	1.57%	1.22%

Ratio of total expenses to average net assets	1.43	%(c)	1.37%	1.32%	1.46%	1.64%	1.38%

Ratio of net investment income (loss) to average net assets	2.13	%(c)	2.67%	2.69%	0.10%	(1.54)%	(0.96)%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Class R6 Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.33		$9.83	$10.22	$10.19	$10.44	$9.87

Net investment income (loss)(a)	0.10		0.27	0.28	0.01	(0.15)	(0.08)

Net realized and unrealized gain (loss)	(0.85)		(0.77)	(0.66)	2.06	0.65	0.78

Total from investment operations	(0.75)		(0.50)	(0.38)	2.07	0.50	0.70

Distributions to shareholders from net investment income	–		–	(0.01)	(1.19)	(0.06)	–

Distributions to shareholders from net realized gains	–		–	–	(0.85)	(0.69)	(0.13)

Total distributions	–		–	(0.01)	(2.04)	(0.75)	(0.13)

Net asset value, end of period	$8.58		$9.33	$9.83	$10.22	$10.19	$10.44

Total Return(b)	(8.04)%		(5.09)%	(3.68)%	20.47%	5.00%	7.05%

Net assets, end of period (in 000’s)	$27,358		$48,418	$57,814	$65,653	$57,900	$55,439

Ratio of net expenses to average net assets	1.16	%(c)	1.11%	1.06%	1.20%	1.45%	1.08%

Ratio of total expenses to average net assets	1.31	%(c)	1.24%	1.20%	1.33%	1.51%	1.24%

Ratio of net investment income (loss) to average net assets	2.25	%(c)	2.79%	2.81%	0.07%	(1.41)%	(0.79)%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Class R Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.62		$9.13	$9.54	$9.64	$9.92	$9.45

Net investment income (loss)(a)	0.07		0.20	0.20	(0.04)	(0.21)	(0.13)

Net realized and unrealized gain (loss)	(0.79)		(0.71)	(0.61)	1.93	0.62	0.73

Total from investment operations	(0.72)		(0.51)	(0.41)	1.89	0.41	0.60

Distributions to shareholders from net investment income	–		–	–	(1.14)	–	–

Distributions to shareholders from net realized gains	–		–	–	(0.85)	(0.69)	(0.13)

Total distributions	–		–	–	(1.99)	(0.69)	(0.13)

Net asset value, end of period	$7.90		$8.62	$9.13	$9.54	$9.64	$9.92

Total Return(b)	(8.35)%		(5.59)%	(4.30)%	19.77%	4.33%	6.30%

Net assets, end of period (in 000’s)	$502		$516	$558	$856	$451	$504

Ratio of net expenses to average net assets	1.78	%(c)	1.73%	1.68%	1.83%	2.08%	1.72%

Ratio of total expenses to average net assets	1.94	%(c)	1.87%	1.82%	1.96%	2.14%	1.87%

Ratio of net investment income (loss) to average net assets	1.64	%(c)	2.17%	2.18%	(0.36)%	(2.04)%	(1.41)%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Class P Shares
	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$9.32		$9.81	$10.21	$10.17	$10.42	$9.86

Net investment income (loss)(a)	0.10		0.27	0.28	0.01	(0.15)	(0.08)

Net realized and unrealized gain (loss)	(0.85)		(0.76)	(0.67)	2.07	0.65	0.77

Total from investment operations	(0.75)		(0.49)	(0.39)	2.08	0.50	0.69

Distributions to shareholders from net investment income	–		–	(0.01)	(1.19)	(0.06)	–

Distributions to shareholders from net realized gains	–		–	–	(0.85)	(0.69)	(0.13)

Total distributions	–		–	(0.01)	(2.04)	(0.75)	(0.13)

Net asset value, end of period	$8.57		$9.32	$9.81	$10.21	$10.17	$10.42

Total Return(b)	(8.05)%		(5.00)%	(3.78)%	20.62%	4.98%	6.95%

Net assets, end of period (in 000’s)	$20,425		$22,214	$13	$14	$11	$71

Ratio of net expenses to average net assets	1.16	%(c)	1.09%	1.05%	1.20%	1.44%	1.08%

Ratio of total expenses to average net assets	1.31	%(c)	1.23%	1.19%	1.32%	1.51%	1.24%

Ratio of net investment income (loss) to average net assets	2.26	%(c)	2.80%	2.81%	0.10%	(1.40)%	(0.84)%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements June 30, 2025

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Managed Futures Strategy Fund (the “Fund”) is a diversified portfolio and currently offers seven classes of shares: Class A, Class C, Institutional, Investor, Class R6, Class R, and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Basis of Consolidation for Managed Futures Strategy Fund — Cayman Commodity-MFS, LLC. (the “Subsidiary”), a Cayman Islands exempted company, is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of June 30, 2025, the Fund’s net assets were $171,469,407, of which $34,422,451 or 20%, represented the Subsidiary’s net assets.

B. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

C. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

D. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

E.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

17

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) June 30, 2025

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

G. Segment Reporting — The Fund follows FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing

18

GOLDMAN SACHS ALTERNATIVE FUNDS I

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (the “Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as either due to broker/ receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

19

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) June 30, 2025

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iii. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of June 30, 2025:

Managed Futures Strategy Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Companies	$144,551,186	$—	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$3,612,658	$—
Futures Contracts	3,488,628	—	—
Interest Rate Swap Contracts	—	2,148,592	—

Total	$3,488,628	$5,761,250	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(2,092,830)	$—
Futures Contracts(a)	(2,088,836)	—	—
Interest Rate Swap Contracts(a)	—	(1,562,642)	—

Total	$(2,088,836)	$(3,655,472)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

20

GOLDMAN SACHS ALTERNATIVE FUNDS I

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2025. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Managed Futures Strategy Fund
Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities
Commodity	Variation margin on futures contracts	$1,464,107	(a)	Variation margin on futures contracts	$(1,183,313	)(a)
Currency	Receivables for unrealized gain on forward foreign currency exchange contracts	$3,612,658		Payable for unrealized loss on forward foreign currency exchange contracts	$(2,092,830)
Equity	Variation margin on futures contracts	$2,018,891	(a)	Variation margin on futures contracts	$(905,390	)(a)
Interest Rate	Variation margin on futures and swaps contracts	$2,154,222	(a)	Variation margin on futures and swaps contracts	$(1,562,775	)(a)

Total		$9,249,878			$(5,744,308)

(a)

Includes unrealized gain (loss) on futures and centrally cleared swap contracts described in the Additional Investment Information sections of the Consolidated Schedule of Investments. Only the variation margin as of June 30, 2025, is reported within the Consolidated Statement of Assets and Liabilities.

The following tables set forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statement of Operations:

Managed Futures Strategy Fund

Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	$(3,340,203)	$(3,451,984)

Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(6,028,151)	1,807,103

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(3,322,834)	2,233,378

Interest Rate	Net realized gain (loss) from futures and swap contracts/Net change in unrealized gain (loss) on futures and swap contracts	(3,674,029)	(4,853,573)

Total		$(16,365,217)	$(4,265,076)

For the six months ended June 30, 2025, the relevant values for each derivative type were as follows:

	Average number of Contracts or Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts	Swap Contracts

Managed Futures Strategy Fund	8,179	856,129,256	16,543,962

(a)

Amounts disclosed represent average number of contracts for futures, notional amounts for forward contracts and swap contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended June 30, 2025.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and

21

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) June 30, 2025

4. INVESTMENTS IN DERIVATIVES (continued)

swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Additionally, the Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that GSAM believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following table sets forth the Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2025:

Counterparty		Derivative Assets Forwards(1)		Derivative Liabilities Forwards(1)		Net Derivative Assets (Liabilities)	Collateral (Received) Pledged(1)		Net Amount(2)

Morgan Stanley Co., Inc.	$	3,612,658	$	(2,092,830)	$	1,519,828	$-	$	1,519,828

(1)	Gross amounts available for offset but not netted in the Consolidated Statement of Assets and Liabilities
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the six months ended June 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^[1]

Managed Futures Strategy Fund	1.00%	0.90%	0.86%	0.84%	0.82%	1.00%	0.87%

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

1	Reflects combined management fees paid to GSAM under the Agreement and the Fund’s Subsidiary Agreement (as defined below) after the waivers.

22

GOLDMAN SACHS ALTERNATIVE FUNDS I

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

GSAM also provides management services to the Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. With respect to the Subsidiary, for the six months ended June 30, 2025, GSAM waived $82,741 of the Fund’s management fee.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. With respect to the affiliated Underlying Fund, for the six months ended June 30, 2025, GSAM waived $123,112 of the Fund’s management fees.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A, Class C and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A, Class C or Class R Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2025, Goldman Sachs retained $235 for Class A Shares and did not retain any portion of the CDSC for Class C Shares for the Fund.

D.  Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.04% of the average daily net assets of Institutional Shares; and 0.03% of the average daily net assets of Class R6 and P Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund are 0.254%. These Other Expense limitations will remain in place through at least April 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. The Subsidiary also pays certain other expenses, including service and custody fees. GSAM has agreed to reduce or limit the Subsidiary’s expenses

23

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) June 30, 2025

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

(excluding management fees) to 0.004% of the Subsidiary’s average daily net assets for the Fund. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

	Management	Other Expense	Total Expense
Fund	Fee Waiver	Reimbursements	Reductions

Managed Futures Strategy Fund	$ 205,853	$ 28,426	$ 234,279

G. Line of Credit Facility — As of June 30, 2025, the Fund participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2025, the Fund did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H. Other Transactions with Affiliates — The following table provides information about the Fund’s investment in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2025:

Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Managed Futures Strategy Fund	$173,722,551	$105,544,776	$(134,716,141)	$144,551,186	144,551,186	$3,255,933

As of June 30, 2025, the following Goldman Sachs Fund was the beneficial owner of 5% or more of total outstanding shares of the Fund:

Fund	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio

Managed Futures Strategy Fund	5%	5%

6. TAX INFORMATION

As of the Fund’s most recent fiscal year end, December 31, 2024, the Fund’s capital loss carryforwards and certain timing differences on a tax-basis were as follows:

Managed Futures Strategy Fund

Capital loss carryforwards:

Perpetual Short-Term	$(7,024,630)

Timing differences (Straddle Loss Deferral)	(241,410)

24

GOLDMAN SACHS ALTERNATIVE FUNDS I

6. TAX INFORMATION (continued)

As of June 30, 2025, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Managed Futures Strategy Fund

Tax Cost	$ 150,380,297

Gross unrealized gain	3,505,570

Gross unrealized loss	(9,334,680)

Net unrealized gain (loss)	$ (5,829,110)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to net mark-to-market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of underlying fund investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Subsidiary enters into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiary’s, and therefore the Fund’s, share value to fluctuate.

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement

25

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) June 30, 2025

7. OTHER RISKS (continued)

or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased

26

GOLDMAN SACHS ALTERNATIVE FUNDS I

7. OTHER RISKS (continued)

supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Subsidiary Risk — The Subsidiary is not registered under the Act and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.

Tax Risk — The Fund seeks to gain exposure to the commodity markets primarily through investments in the Subsidiary. The tax treatment of the Fund’s investments in the Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

27

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) June 30, 2025

10. SUMMARY OF SHARE TRANSACTIONS

	Managed Futures Strategy Fund

	For the Six Months Ended		For the Fiscal Year Ended
	June 30, 2025		December 31, 2024
	(Unaudited)

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	407,125	$3,382,217	449,681	$4,213,968

Shares redeemed	(128,240)	(1,083,222)	(405,416)	(3,781,794)

	278,885	2,298,995	44,265	432,174

Class C Shares

Shares sold	2,843	21,610	5,723	47,269

Shares redeemed	(71,300)	(539,413)	(291,092)	(2,490,641)

	(68,457)	(517,803)	(285,369)	(2,443,372)

Institutional Shares

Shares sold	1,872,319	16,376,212	3,209,747	31,428,119

Shares redeemed	(2,166,869)	(18,763,259)	(4,490,380)	(43,371,078)

	(294,550)	(2,387,047)	(1,280,633)	(11,942,959)

Investor Shares

Shares sold	1,379,476	11,802,675	4,912,228	47,413,120

Shares redeemed	(3,506,425)	(30,497,524)	(10,290,358)	(97,986,670)

	(2,126,949)	(18,694,849)	(5,378,130)	(50,573,550)

Class R6 Shares

Shares sold	85,191	742,137	1,044,568	10,382,076

Shares redeemed	(2,085,463)	(17,746,046)	(1,740,165)	(16,607,639)

	(2,000,272)	(17,003,909)	(695,597)	(6,225,563)

Class R Shares

Shares sold	4,906	38,751	7,095	63,591

Shares redeemed	(1,247)	(9,955)	(8,326)	(78,958)

	3,659	28,796	(1,231)	(15,367)

Class P Shares

Shares sold	—	—	2,381,948	24,141,151

Shares redeemed	—	—	—	—

	—	—	2,381,948	24,141,151

NET DECREASE IN SHARES	(4,207,684)	$(36,275,817)	(5,214,747)	$(46,627,486)

28

GOLDMAN SACHS ALTERNATIVE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Managed Futures Strategy Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;

29

GOLDMAN SACHS ALTERNATIVE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on the Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Fund’s portfolio management team to continue to enhance the investment models used in managing the Fund.

30

GOLDMAN SACHS ALTERNATIVE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The Trustees observed that the Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the ten-year period and in the fourth quartile for the one-, three-, and five-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. They also noted that the Fund had experienced a benchmark index change in 2021 and certain portfolio management changes in 2022.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees noted that the Investment Adviser had agreed to waive a portion of the Fund’s management fee in an amount equal to the entire management fee paid to the Investment Adviser as the investment adviser to the Fund’s wholly-owned subsidiary. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for the Fund at the following annual percentage rates of the average daily net assets of the Fund:

First $1 billion	1.00%
Next $1 billion	0.90
Next $3 billion	0.86
Next $3 billion	0.84
Over $8 billion	0.82

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Fund; the Fund’s recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertaking to

31

GOLDMAN SACHS ALTERNATIVE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

limit certain expenses of the Fund that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Fund; (c) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; (h) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (i) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (j) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Fund as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (g) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Fund’s access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2026.

32

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TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2025 Goldman Sachs. All rights reserved. SELSATSAR-25

Goldman Sachs Funds Semi-Annual Financial Statements June 30, 2025 Goldman Sachs Real Estate Securities and Global Infrastructure Funds Goldman Sachs Global Infrastructure Fund Goldman Sachs Real Estate Securities Fund

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%

Australia – 2.9%
312,207	APA Group (Utilities)	$1,678,665
138,338	Transurban Group (Transportation)	1,272,843

		2,951,508

Canada – 15.2%
182,645	Enbridge, Inc. (Energy)	8,282,231
17,079	Fortis, Inc. (Utilities)	815,478
40,623	Hydro One Ltd. (Utilities)(a)	1,463,830
54,820	Pembina Pipeline Corp. (Energy)	2,058,342
56,138	TC Energy Corp. (Energy)	2,740,631

		15,360,512

China – 1.1%
142,600	ENN Energy Holdings Ltd. (Utilities)	1,144,796

France – 8.4%
44,341	Engie SA (Utilities)	1,042,138
21,447	Veolia Environnement SA (Utilities)	765,699
45,151	Vinci SA (Capital Goods)	6,658,439

		8,466,276

Germany – 1.3%
17,905	Fraport AG Frankfurt Airport Services Worldwide (Transportation)*	1,350,746

Italy – 3.2%
252,484	Enav SpA (Transportation)(a)	1,167,584
340,780	Snam SpA (Utilities)	2,062,978

		3,230,562

Japan – 1.5%
27,600	Japan Airport Terminal Co. Ltd. (Transportation)	881,328
22,400	Osaka Gas Co. Ltd. (Utilities)	574,558

		1,455,886

Mexico – 1.2%
52,165	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	1,197,422

Spain – 3.7%
23,650	Aena SME SA (Transportation)(a)	631,308
79,209	Cellnex Telecom SA (Telecommunication Services)*(a)	3,084,261

		3,715,569

United Kingdom – 8.5%
470,764	National Grid PLC (Utilities)	6,910,189
45,376	Severn Trent PLC (Utilities)	1,704,877

		8,615,066

United States – 50.6%
6,514	Ameren Corp. (Utilities)	625,605

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
30,939	American Tower Corp. REIT (Equity Real Estate Investment Trusts (REITs))	$6,838,138
6,990	American Water Works Co., Inc. (Utilities)	972,379
12,209	Atmos Energy Corp. (Utilities)	1,881,529
23,328	BKV Corp. (Energy)*	562,671
52,080	CenterPoint Energy, Inc. (Utilities)	1,913,419
16,930	Cheniere Energy, Inc. (Energy)	4,122,794
19,206	CMS Energy Corp. (Utilities)	1,330,592
9,728	Consolidated Edison, Inc. (Utilities)	976,205
11,651	Crown Castle, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,196,907
5,586	Digital Realty Trust, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	973,807
20,431	DT Midstream, Inc. (Energy)	2,245,571
10,954	Edison International (Utilities)	565,226
10,918	Eversource Energy (Utilities)	694,603
42,564	Exelon Corp. (Utilities)	1,848,129
56,101	Ferrovial SE (Capital Goods)	2,992,580
53,848	Kinder Morgan, Inc. (Energy)	1,583,131
10,734	Kinetik Holdings, Inc. (Energy)	472,833
16,672	NextEra Energy, Inc. (Utilities)	1,157,370
37,756	NiSource, Inc. (Utilities)	1,523,077
21,365	ONEOK, Inc. (Energy)	1,744,025
174,041	PG&E Corp. (Utilities)	2,426,132
10,166	SBA Communications Corp. REIT (Equity Real Estate Investment Trusts (REITs))	2,387,383
29,116	Sempra (Utilities)	2,206,119
17,763	Targa Resources Corp. (Energy)	3,092,183
57,307	Williams Cos., Inc. (The) (Energy)	3,599,453
15,590	Xcel Energy, Inc. (Utilities)	1,061,679

		50,993,540

TOTAL COMMON STOCKS (Cost $63,685,606)		98,481,883

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.8%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
757,362	4.231%	$757,362
(Cost $757,362)

TOTAL INVESTMENTS – 98.4% (Cost $64,442,968)		$99,239,245

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		1,612,597

NET ASSETS – 100.0%		$100,851,842

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:

PLC	—Public Limited Company

REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Utilities	37.6%

Energy	30.7

Industrials	16.3

Real Estate	11.5

Communication Services	3.1

Investment Company	0.8

TOTAL INVESTMENTS	100.0%

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%

Health Care REITs – 12.9%
20,943	Alexandria Real Estate Equities, Inc. REIT	$1,521,090
39,135	Ventas, Inc. REIT	2,471,375
41,189	Welltower, Inc. REIT	6,331,985

		10,324,450

Hotel & Resort REITs – 1.6%
13,063	Ryman Hospitality Properties, Inc. REIT	1,288,926

Hotels, Restaurants & Leisure – 0.6%
1,798	Hilton Worldwide Holdings, Inc.	478,879

Industrial REITs – 11.6%
77,604	Americold Realty Trust, Inc. REIT	1,290,555
64,785	Prologis, Inc. REIT	6,810,199
32,572	Rexford Industrial Realty, Inc. REIT	1,158,586

		9,259,340

Office REITs – 3.2%
32,138	Cousins Properties, Inc. REIT	965,104
26,430	Kilroy Realty Corp. REIT	906,813
12,138	SL Green Realty Corp. REIT	751,342

		2,623,259

Real Estate Management & Development – 0.8%
4,929	CBRE Group, Inc., Class A*	690,652

Residential REITs – 15.1%
37,855	American Homes 4 Rent, Class A REIT	1,365,430
14,093	AvalonBay Communities, Inc. REIT	2,867,926
11,126	Camden Property Trust REIT	1,253,789
23,704	Equity LifeStyle Properties, Inc. REIT	1,461,826
7,121	Essex Property Trust, Inc. REIT	2,018,091
48,261	Invitation Homes, Inc. REIT	1,582,961
37,252	UDR, Inc. REIT	1,520,999

		12,071,022

Retail REITs – 13.9%
16,607	Agree Realty Corp. REIT	1,213,307
27,598	Curbline Properties Corp. REIT	630,062
13,566	Federal Realty Investment Trust REIT	1,288,634
71,494	Kimco Realty Corp. REIT	1,502,804
43,914	Realty Income Corp. REIT	2,529,886
24,233	Simon Property Group, Inc. REIT	3,895,697

		11,060,390

Specialized REITs – 38.8%
31,081	American Tower Corp. REIT	6,869,523
12,539	Crown Castle, Inc. REIT	1,288,131
23,102	Digital Realty Trust, Inc. REIT	4,027,372
7,090	Equinix, Inc. REIT	5,639,882
22,907	Extra Space Storage, Inc. REIT	3,377,408
10,065	Iron Mountain, Inc. REIT	1,032,367
8,189	Public Storage REIT	2,402,816

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – (continued)
10,809	SBA Communications Corp. REIT	$2,538,386
100,921	VICI Properties, Inc. REIT	3,290,025
20,781	Weyerhaeuser Co. REIT	533,864

		30,999,774

TOTAL COMMON STOCKS (Cost $54,334,485)		78,796,692

Shares	Dividend Rate	Value

Investment Company – 0.1%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
67,888	4.231%	67,888
(Cost $67,888)

TOTAL INVESTMENTS – 98.6% (Cost $54,402,373)		$78,864,580

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		1,095,165

NET ASSETS – 100.0%		$79,959,745

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:

REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Assets and Liabilities June 30, 2025 (Unaudited)

	Global Infrastructure Fund	Real Estate Securities Fund

Assets:

Investments in unaffiliated issuers, at value (cost $63,685,606 and $54,334,485, respectively)	$ 98,481,883	$ 78,796,692
Investments in affiliated issuers, at value (cost $757,362 and $67,888, respectively)	757,362	67,888
Cash	570,850	744,157
Foreign Currency, at value (cost $225,986 and $–, respectively)	228,172	—
Receivables:
Dividends	511,944	306,381
Foreign tax reclaims	374,301	—
Reimbursement from investment adviser	12,411	11,847
Fund shares sold	4,042	98,763
Other assets	37,659	53,121

Total assets	100,978,624	80,078,849

Liabilities:

Payables:
Management fees	36,620	26,532
Distribution and Service fees and Transfer Agency fees	1,382	3,114
Fund shares redeemed	685	2,097
Accrued expenses	88,095	87,361

Total liabilities	126,782	119,104

Net Assets:

Paid-in capital	65,647,953	45,246,281
Total distributable earnings	35,203,889	34,713,464

NET ASSETS	$ 100,851,842	$ 79,959,745
Net Assets:
Class A	$ 518,160	$ 12,229,319
Class C	230,989	503,271
Institutional	2,308,940	19,193,470
Service	—	278,265
Investor	342,778	1,312,584
Class R6	31,939,136	2,867,714
Class R	—	402,180
Class P	65,511,839	43,172,942
Total Net Assets	$ 100,851,842	$ 79,959,745
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	38,575	1,092,152
Class C	17,453	49,535
Institutional	172,519	1,609,443
Service	—	24,515
Investor	25,665	114,843
Class R6	2,392,868	240,499
Class R	—	36,762
Class P	4,912,631	3,621,424
Net asset value, offering and redemption price per share:(a)
Class A	$ 13.43	$ 11.20
Class C	13.24	10.16
Institutional	13.38	11.93
Service	—	11.35
Investor	13.36	11.43
Class R6	13.35	11.92
Class R	—	10.94
Class P	13.34	11.92

(a)

Maximum public offering price per share for Class A Shares of the Global Infrastructure Fund and Real Estate Securities Fund is $14.21 and $11.85, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Operations For the Six Months Ended June 30, 2025 (Unaudited)

	Global Infrastructure Fund	Real Estate Securities Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $224,431 and $–, respectively)	$ 1,871,497	$ 1,266,018

Dividends — affiliated issuers	15,177	7,072

Total Investment Income	1,886,674	1,273,090

Expenses:

Management fees	440,987	358,459

Professional fees	59,208	51,811

Registration fees	28,621	52,334

Custody, accounting and administrative services	26,389	20,068

Printing and mailing costs	22,782	18,643

Transfer Agency fees(a)	15,590	22,042

Trustee fees	13,495	13,659

Distribution and/or Service (12b-1) fees(a)	1,354	19,705

Service fees — Class C	294	—

Shareholder Administration fees — Service Shares	—	340

Other	5,113	679

Total expenses	613,833	557,740

Less — expense reductions	(140,279)	(184,665)

Net expenses	473,554	373,075

NET INVESTMENT INCOME	1,413,120	900,015

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	3,612,301	2,099,619

Foreign currency transactions	(9,125)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	7,382,094	(2,441,922)

Foreign currency translations	39,737	—

Net realized and unrealized gain (loss)	11,025,007	(342,303)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 12,438,127	$ 557,712

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Global Infrastructure Fund	$472	$882	$–	$–	$283	$176	$427	$–	$521	$4,765	$–	$9,418
Real Estate Securities Fund	15,320	3,026	340	1,019	9,192	454	3,962	54	894	428	306	6,752

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Changes in Net Assets

	Global Infrastructure Fund		Real Estate Securities Fund

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income	$ 1,413,120	$ 2,930,393	$ 900,015	$ 1,793,488

Net realized gain	3,603,176	19,332,736	2,099,619	14,005,999

Net change in unrealized gain (loss)	7,421,831	(13,860,035)	(2,441,922)	(10,110,415)

Net increase in net assets resulting from operations	12,438,127	8,403,094	557,712	5,689,072

Distributions to shareholders:

From distributable earnings:

Class A Shares	(4,978)	(33,403)	(170,677)	(921,577)

Class C Shares	(1,465)	(33,244)	(6,554)	(50,383)

Institutional Shares	(24,872)	(340,812)	(286,615)	(1,497,009)

Service Shares	–	–	(3,612)	(19,066)

Investor Shares	(3,814)	(214,451)	(18,167)	(79,849)

Class R6 Shares	(359,594)	(5,266,834)	(42,044)	(197,539)

Class R Shares	–	–	(5,291)	(31,485)

Class P Shares	(723,768)	(9,269,598)	(654,306)	(3,460,872)

From return of capital:

Class A Shares	–	(123)	–	–

Class C Shares	–	(123)	–	–

Institutional Shares	–	(1,259)	–	–

Investor Shares	–	(792)	–	–

Class R6 Shares	–	(19,453)	–	–

Class P Shares	–	(34,237)	–	–

Total distributions to shareholders	(1,118,491)	(15,214,329)	(1,187,266)	(6,257,780)

From share transactions:

Proceeds from sales of shares	2,852,463	13,041,935	2,987,970	11,076,770

Reinvestment of distributions	1,118,491	15,213,606	1,178,150	6,206,101

Cost of shares redeemed	(11,235,286)	(127,072,663)	(8,927,015)	(33,239,865)

Net decrease in net assets resulting from share transactions	(7,264,332)	(98,817,122)	(4,760,895)	(15,956,994)

TOTAL INCREASE (DECREASE)	4,055,304	(105,628,357)	(5,390,449)	(16,525,702)

Net Assets:

Beginning of period	$ 96,796,538	$ 202,424,895	$ 85,350,194	$ 101,875,896

End of period	$ 100,851,842	$ 96,796,538	$ 79,959,745	$ 85,350,194

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Global Infrastructure Fund

	Class A Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.00		$12.54	$12.27	$13.45	$11.78	$12.47

Net investment income(a)	0.20		0.26	0.25	0.18	0.15	0.14

Net realized and unrealized gain (loss)	1.36		1.14	0.32	(1.20)	1.74	(0.64)

Total from investment operations	1.56		1.40	0.57	(1.02)	1.89	(0.50)

Distributions to shareholders from net investment income	(0.13)		(0.29)	(0.29)	(0.14)	(0.18)	(0.16)

Distributions to shareholders from net realized gains	–		(1.65)	–	–	(0.04)	–

Distributions to shareholders from return of capital	–		–	(0.01)	(0.02)	–	(0.03)

Total distributions	(0.13)		(1.94)	(0.30)	(0.16)	(0.22)	(0.19)

Net asset value, end of period	$13.43		$12.00	$12.54	$12.27	$13.45	$11.78

Total Return(b)	13.06%		10.93%	4.78%	(7.62)%	16.15%	(3.97)%

Net assets, end of period (in 000’s)	$518		$239	$185	$296	$1,302	$357

Ratio of net expenses to average net assets	1.22	%(c)	1.24%	1.31%	1.35%	1.35%	1.34%

Ratio of total expenses to average net assets	1.62	%(c)	1.62%	1.49%	1.41%	1.45%	1.56%

Ratio of net investment income to average net assets	3.07	%(c)	2.03%	2.06%	1.44%	1.14%	1.17%

Portfolio turnover rate(d)	9%		32%	26%	36%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Infrastructure Fund

	Class C Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.83		$12.38	$12.11	$13.34	$11.70	$12.41

Net investment income(a)	0.11		0.16	0.16	0.09	0.05	0.02

Net realized and unrealized gain (loss)	1.38		1.13	0.31	(1.20)	1.73	(0.62)

Total from investment operations	1.49		1.29	0.47	(1.11)	1.78	(0.60)

Distributions to shareholders from net investment income	(0.08)		(0.19)	(0.19)	(0.11)	(0.10)	(0.09)

Distributions to shareholders from net realized gains	–		(1.65)	–	–	(0.04)	–

Distributions to shareholders from return of capital	–		–	(0.01)	(0.01)	–	(0.02)

Total distributions	(0.08)		(1.84)	(0.20)	(0.12)	(0.14)	(0.11)

Net asset value, end of period	$13.24		$11.83	$12.38	$12.11	$13.34	$11.70

Total Return(b)	12.64%		10.19%	3.95%	(8.29)%	15.28%	(4.78)%

Net assets, end of period (in 000’s)	$231		$242	$257	$454	$622	$868

Ratio of net expenses to average net assets	1.97	%(c)	1.99%	2.06%	2.10%	2.10%	2.09%

Ratio of total expenses to average net assets	2.37	%(c)	2.36%	2.24%	2.17%	2.20%	2.30%

Ratio of net investment income to average net assets	1.83	%(c)	1.29%	1.35%	0.71%	0.39%	0.21%

Portfolio turnover rate(d)	9%		32%	26%	36%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Infrastructure Fund

	Institutional Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.96		$12.50	$12.23	$13.47	$11.80	$12.50

Net investment income(a)	0.19		0.26	0.27	0.25	0.19	0.21

Net realized and unrealized gain (loss)	1.38		1.17	0.34	(1.22)	1.74	(0.68)

Total from investment operations	1.57		1.43	0.61	(0.97)	1.93	(0.47)

Distributions to shareholders from net investment income	(0.15)		(0.32)	(0.32)	(0.23)	(0.22)	(0.17)

Distributions to shareholders from net realized gains	–		(1.65)	–	–	(0.04)	–

Distributions to shareholders from return of capital	–		–	(0.02)	(0.04)	–	(0.06)

Total distributions	(0.15)		(1.97)	(0.34)	(0.27)	(0.26)	(0.23)

Net asset value, end of period	$13.38		$11.96	$12.50	$12.23	$13.47	$11.80

Total Return(b)	13.12%		11.25%	5.13%	(7.24)%	16.50%	(3.63)%

Net assets, end of period (in 000’s)	$2,309		$1,922	$8,591	$13,554	$8,983	$6,772

Ratio of net expenses to average net assets	0.97	%(c)	0.98%	0.99%	0.99%	0.99%	0.99%

Ratio of total expenses to average net assets	1.26	%(c)	1.23%	1.12%	1.04%	1.08%	1.19%

Ratio of net investment income to average net assets	2.99	%(c)	2.04%	2.25%	1.94%	1.50%	1.82%

Portfolio turnover rate(d)	9%		32%	26%	36%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Infrastructure Fund

	Investor Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.93		$12.47	$12.21	$13.46	$11.78	$12.47

Net investment income(a)	0.13		0.29	0.29	0.27	0.18	0.10

Net realized and unrealized gain (loss)	1.44		1.14	0.30	(1.27)	1.75	(0.58)

Total from investment operations	1.57		1.43	0.59	(1.00)	1.93	(0.48)

Distributions to shareholders from net investment income	(0.14)		(0.32)	(0.31)	(0.21)	(0.21)	(0.19)

Distributions to shareholders from net realized gains	–		(1.65)	–	–	(0.04)	–

Distributions to shareholders from return of capital	–		–	(0.02)	(0.04)	–	(0.02)

Total distributions	(0.14)		(1.97)	(0.33)	(0.25)	(0.25)	(0.21)

Net asset value, end of period	$13.36		$11.93	$12.47	$12.21	$13.46	$11.78

Total Return(b)	13.22%		11.26%	5.00%	(7.41)%	16.49%	(3.80)%

Net assets, end of period (in 000’s)	$343		$1,534	$1,195	$1,720	$248	$181

Ratio of net expenses to average net assets	0.97	%(c)	0.99%	1.06%	1.10%	1.10%	1.09%

Ratio of total expenses to average net assets	1.36	%(c)	1.37%	1.24%	1.16%	1.20%	1.29%

Ratio of net investment income to average net assets	2.09	%(c)	2.27%	2.41%	2.17%	1.39%	0.86%

Portfolio turnover rate(d)	9%		32%	26%	36%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Infrastructure Fund

	Class R6 Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.92		$12.46	$12.20	$13.44	$11.77	$12.47

Net investment income(a)	0.18		0.30	0.31	0.24	0.19	0.18

Net realized and unrealized gain (loss)	1.40		1.13	0.29	(1.21)	1.74	(0.65)

Total from investment operations	1.58		1.43	0.60	(0.97)	1.93	(0.47)

Distributions to shareholders from net investment income	(0.15)		(0.32)	(0.32)	(0.24)	(0.22)	(0.19)

Distributions to shareholders from net realized gains	–		(1.65)	–	–	(0.04)	–

Distributions to shareholders from return of capital	–		–	(0.02)	(0.03)	–	(0.04)

Total distributions	(0.15)		(1.97)	(0.34)	(0.27)	(0.26)	(0.23)

Net asset value, end of period	$13.35		$11.92	$12.46	$12.20	$13.44	$11.77

Total Return(b)	13.26%		11.29%	5.09%	(7.25)%	16.55%	(3.64)%

Net assets, end of period (in 000’s)	$31,939		$32,312	$112,270	$128,064	$166,430	$160,304

Ratio of net expenses to average net assets	0.96	%(c)	0.98%	0.98%	0.98%	0.98%	0.98%

Ratio of total expenses to average net assets	1.25	%(c)	1.20%	1.12%	1.04%	1.07%	1.18%

Ratio of net investment income to average net assets	2.82	%(c)	2.42%	2.55%	1.86%	1.51%	1.57%

Portfolio turnover rate(d)	9%		32%	26%	36%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Infrastructure Fund

	Class P Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.91		$12.46	$12.19	$13.44	$11.76	$12.47

Net investment income(a)	0.18		0.29	0.30	0.24	0.19	0.21

Net realized and unrealized gain (loss)	1.40		1.13	0.31	(1.22)	1.75	(0.69)

Total from investment operations	1.58		1.42	0.61	(0.98)	1.94	(0.48)

Distributions to shareholders from net investment income	(0.15)		(0.32)	(0.32)	(0.24)	(0.22)	(0.17)

Distributions to shareholders from net realized gains	–		(1.65)	–	–	(0.04)	–

Distributions to shareholders from return of capital	–		–	(0.02)	(0.03)	–	(0.06)

Total distributions	(0.15)		(1.97)	(0.34)	(0.27)	(0.26)	(0.23)

Net asset value, end of period	$13.34		$11.91	$12.46	$12.19	$13.44	$11.76

Total Return(b)	13.27%		11.21%	5.17%	(7.32)%	16.66%	(3.72)%

Net assets, end of period (in 000’s)	$65,512		$60,548	$79,927	$107,173	$117,473	$12,085

Ratio of net expenses to average net assets	0.96	%(c)	0.97%	0.98%	0.98%	0.98%	0.98%

Ratio of total expenses to average net assets	1.25	%(c)	1.24%	1.12%	1.04%	1.07%	1.18%

Ratio of net investment income to average net assets	2.92	%(c)	2.26%	2.50%	1.87%	1.51%	1.77%

Portfolio turnover rate(d)	9%		32%	26%	36%	50%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Class A Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.30		$11.44	$10.23	$14.90	$11.03	$13.27

Net investment income(a)	0.11		0.19	0.21	0.13	0.07	0.12

Net realized and unrealized gain (loss)	(0.05)		0.52	1.45	(4.29)	4.75	(1.22)

Total from investment operations	0.06		0.71	1.66	(4.16)	4.82	(1.10)

Distributions to shareholders from net investment income	(0.16)		(0.25)	(0.16)	(0.15)	(0.13)	(0.14)

Distributions to shareholders from net realized gains	–		(0.60)	(0.29)	(0.36)	(0.82)	(1.00)

Total distributions	(0.16)		(0.85)	(0.45)	(0.51)	(0.95)	(1.14)

Net asset value, end of period	$11.20		$11.30	$11.44	$10.23	$14.90	$11.03

Total Return(b)	0.51%		6.05%	16.58%	(28.07)%	44.33%	(7.85)%

Net assets, end of period (in 000’s)	$12,229		$12,556	$14,175	$14,224	$23,278	$19,177

Ratio of net expenses to average net assets	1.20	%(c)	1.21%	1.22%	1.26%	1.28%	1.29%

Ratio of total expenses to average net assets	1.65	%(c)	1.57%	1.55%	1.57%	1.55%	1.62%

Ratio of net investment income to average net assets	1.90	%(c)	1.65%	1.94%	1.03%	0.55%	1.06%

Portfolio turnover rate(d)	14%		39%	35%	35%	37%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Class C Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$10.26		$10.49	$9.44	$13.82	$10.31	$12.50

Net investment income (loss)(a)	0.05		0.10	0.12	0.03	(0.02)	0.03

Net realized and unrealized gain (loss)	(0.03)		0.46	1.33	(3.96)	4.41	(1.14)

Total from investment operations	0.02		0.56	1.45	(3.93)	4.39	(1.11)

Distributions to shareholders from net investment income	(0.12)		(0.19)	(0.11)	(0.09)	(0.06)	(0.08)

Distributions to shareholders from net realized gains	–		(0.60)	(0.29)	(0.36)	(0.82)	(1.00)

Total distributions	(0.12)		(0.79)	(0.40)	(0.45)	(0.88)	(1.08)

Net asset value, end of period	$10.16		$10.26	$10.49	$9.44	$13.82	$10.31

Total Return(b)	0.08%		5.29%	15.63%	(28.54)%	43.12%	(8.50)%

Net assets, end of period (in 000’s)	$503		$677	$730	$807	$1,540	$1,332

Ratio of net expenses to average net assets	1.95	%(c)	1.96%	1.97%	2.01%	2.03%	2.04%

Ratio of total expenses to average net assets	2.40	%(c)	2.32%	2.30%	2.32%	2.29%	2.37%

Ratio of net investment income (loss) to average net assets	1.02	%(c)	0.90%	1.18%	0.24%	(0.20)%	0.26%

Portfolio turnover rate(d)	14%		39%	35%	35%	37%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Institutional Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.02		$12.11	$10.80	$15.67	$11.56	$13.83

Net investment income(a)	0.13		0.24	0.27	0.18	0.13	0.17

Net realized and unrealized gain (loss)	(0.04)		0.54	1.52	(4.51)	4.97	(1.26)

Total from investment operations	0.09		0.78	1.79	(4.33)	5.10	(1.09)

Distributions to shareholders from net investment income	(0.18)		(0.27)	(0.19)	(0.18)	(0.17)	(0.18)

Distributions to shareholders from net realized gains	–		(0.60)	(0.29)	(0.36)	(0.82)	(1.00)

Total distributions	(0.18)		(0.87)	(0.48)	(0.54)	(0.99)	(1.18)

Net asset value, end of period	$11.93		$12.02	$12.11	$10.80	$15.67	$11.56

Total Return(b)	0.72%		6.37%	16.92%	(27.77)%	44.74%	(7.48)%

Net assets, end of period (in 000’s)	$19,193		$20,559	$26,104	$24,348	$37,235	$23,409

Ratio of net expenses to average net assets	0.84	%(c)	0.86%	0.89%	0.91%	0.91%	0.91%

Ratio of total expenses to average net assets	1.29	%(c)	1.21%	1.19%	1.20%	1.17%	1.24%

Ratio of net investment income to average net assets	2.24	%(c)	1.96%	2.38%	1.42%	0.92%	1.47%

Portfolio turnover rate(d)	14%		39%	35%	35%	37%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Service Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.45		$11.58	$10.36	$15.07	$11.15	$13.40

Net investment income(a)	0.10		0.16	0.20	0.08	0.05	0.11

Net realized and unrealized gain (loss)	(0.05)		0.53	1.46	(4.30)	4.80	(1.23)

Total from investment operations	0.05		0.69	1.66	(4.22)	4.85	(1.12)

Distributions to shareholders from net investment income	(0.15)		(0.22)	(0.15)	(0.13)	(0.11)	(0.13)

Distributions to shareholders from net realized gains	–		(0.60)	(0.29)	(0.36)	(0.82)	(1.00)

Total distributions	(0.15)		(0.82)	(0.44)	(0.49)	(0.93)	(1.13)

Net asset value, end of period	$11.35		$11.45	$11.58	$10.36	$15.07	$11.15

Total Return(b)	0.44%		5.87%	16.34%	(28.12)%	44.13%	(7.95)%

Net assets, end of period (in 000’s)	$278		$277	$362	$312	$893	$940

Ratio of net expenses to average net assets	1.34	%(c)	1.36%	1.39%	1.41%	1.41%	1.41%

Ratio of total expenses to average net assets	1.79	%(c)	1.73%	1.69%	1.70%	1.68%	1.74%

Ratio of net investment income to average net assets	1.79	%(c)	1.40%	1.84%	0.66%	0.42%	0.95%

Portfolio turnover rate(d)	14%		39%	35%	35%	37%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Investor Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.53		$11.65	$10.40	$15.13	$11.19	$13.43

Net investment income(a)	0.13		0.25	0.22	0.15	0.11	0.14

Net realized and unrealized gain (loss)	(0.06)		0.50	1.50	(4.35)	4.81	(1.22)

Total from investment operations	0.07		0.75	1.72	(4.20)	4.92	(1.08)

Distributions to shareholders from net investment income	(0.17)		(0.27)	(0.18)	(0.17)	(0.16)	(0.16)

Distributions to shareholders from net realized gains	–		(0.60)	(0.29)	(0.36)	(0.82)	(1.00)

Total distributions	(0.17)		(0.87)	(0.47)	(0.53)	(0.98)	(1.16)

Net asset value, end of period	$11.43		$11.53	$11.65	$10.40	$15.13	$11.19

Total Return(b)	0.61%		6.30%	16.91%	(27.90)%	44.58%	(7.59)%

Net assets, end of period (in 000’s)	$1,313		$1,190	$843	$1,428	$2,678	$2,289

Ratio of net expenses to average net assets	0.95	%(c)	0.95%	0.98%	1.01%	1.03%	1.04%

Ratio of total expenses to average net assets	1.40	%(c)	1.31%	1.31%	1.32%	1.30%	1.36%

Ratio of net investment income to average net assets	2.21	%(c)	2.10%	2.03%	1.22%	0.80%	1.17%

Portfolio turnover rate(d)	14%		39%	35%	35%	37%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Class R6 Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.02		$12.11	$10.79	$15.67	$11.56	$13.83

Net investment income(a)	0.14		0.25	0.26	0.30	0.12	0.18

Net realized and unrealized gain (loss)	(0.06)		0.53	1.54	(4.64)	4.98	(1.27)

Total from investment operations	0.08		0.78	1.80	(4.34)	5.10	(1.09)

Distributions to shareholders from net investment income	(0.18)		(0.27)	(0.19)	(0.18)	(0.17)	(0.18)

Distributions to shareholders from net realized gains	–		(0.60)	(0.29)	(0.36)	(0.82)	(1.00)

Total distributions	(0.18)		(0.87)	(0.48)	(0.54)	(0.99)	(1.18)

Net asset value, end of period	$11.92		$12.02	$12.11	$10.79	$15.67	$11.56

Total Return(b)	0.64%		6.38%	17.04%	(27.82)%	44.74%	(7.47)%

Net assets, end of period (in 000’s)	$2,868		$2,895	$2,564	$2,385	$443	$1,116

Ratio of net expenses to average net assets	0.83	%(c)	0.84%	0.88%	0.90%	0.90%	0.90%

Ratio of total expenses to average net assets	1.28	%(c)	1.19%	1.18%	1.23%	1.18%	1.24%

Ratio of net investment income to average net assets	2.28	%(c)	2.05%	2.31%	2.47%	0.93%	1.52%

Portfolio turnover rate(d)	14%		39%	35%	35%	37%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Class R Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$11.04		$11.21	$10.04	$14.64	$10.87	$13.09

Net investment income(a)	0.09		0.17	0.17	0.10	0.04	0.09

Net realized and unrealized gain (loss)	(0.05)		0.49	1.43	(4.21)	4.66	(1.19)

Total from investment operations	0.04		0.66	1.60	(4.11)	4.70	(1.10)

Distributions to shareholders from net investment income	(0.14)		(0.23)	(0.14)	(0.13)	(0.11)	(0.12)

Distributions to shareholders from net realized gains	–		(0.60)	(0.29)	(0.36)	(0.82)	(1.00)

Total distributions	(0.14)		(0.83)	(0.43)	(0.49)	(0.93)	(1.12)

Net asset value, end of period	$10.94		$11.04	$11.21	$10.04	$14.64	$10.87

Total Return(b)	0.41%		5.74%	16.26%	(28.22)%	43.82%	(8.00)%

Net assets, end of period (in 000’s)	$402		$402	$512	$841	$1,134	$910

Ratio of net expenses to average net assets	1.45	%(c)	1.45%	1.47%	1.51%	1.53%	1.54%

Ratio of total expenses to average net assets	1.90	%(c)	1.81%	1.81%	1.82%	1.79%	1.87%

Ratio of net investment income to average net assets	1.65	%(c)	1.48%	1.63%	0.84%	0.93%	0.79%

Portfolio turnover rate(d)	14%		39%	35%	35%	37%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Class P Shares

	Six Months Ended
	June 30, 2025		Year Ended December 31,

	(Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.01		$12.10	$10.79	$15.66	$11.55	$13.82

Net investment income(a)	0.13		0.24	0.25	0.18	0.13	0.17

Net realized and unrealized gain (loss)	(0.04)		0.54	1.54	(4.51)	4.97	(1.26)

Total from investment operations	0.09		0.78	1.79	(4.33)	5.10	(1.09)

Distributions to shareholders from net investment income	(0.18)		(0.27)	(0.19)	(0.18)	(0.17)	(0.18)

Distributions to shareholders from net realized gains	–		(0.60)	(0.29)	(0.36)	(0.82)	(1.00)

Total distributions	(0.18)		(0.87)	(0.48)	(0.54)	(0.99)	(1.18)

Net asset value, end of period	$11.92		$12.01	$12.10	$10.79	$15.66	$11.55

Total Return(b)	0.64%		6.47%	16.94%	(27.78)%	44.79%	(7.48)%

Net assets, end of period (in 000’s)	$43,173		$46,793	$56,585	$70,378	$109,444	$70,215

Ratio of net expenses to average net assets	0.83	%(c)	0.85%	0.88%	0.90%	0.90%	0.90%

Ratio of total expenses to average net assets	1.28	%(c)	1.20%	1.18%	1.19%	1.16%	1.23%

Ratio of net investment income to average net assets	2.25	%(c)	1.99%	2.22%	1.42%	0.93%	1.47%

Portfolio turnover rate(d)	14%		39%	35%	35%	37%	57%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements June 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Global Infrastructure Fund	A, C, Institutional, Investor, R6 and P	Non-Diversified

Goldman Sachs Real Estate Securities Fund	A, C, Institutional, Service, Investor, R6, R and P	Non-Diversified

Class A Shares of the Global Infrastructure and Real Estate Securities Funds are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

23

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Global Infrastructure Fund	Quarterly	Annually

Real Estate Securities Fund	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

24

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of June 30, 2025:

25

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Global Infrastructure Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$2,600,682	$—

Europe	—	25,378,219	—

North America	64,558,894	2,992,580	—

Oceania	—	2,951,508	—

Investment Company	757,362	—	—

Total	$65,316,256	$33,922,989	$—

Real Estate Securities Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$78,796,692	$—	$—

Investment Company	67,888	—	—

Total	$78,864,580	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Global Infrastructure Fund	0.90%	0.81%	0.77%	0.75%	0.74%	0.90%	0.90%

Real Estate Securities Fund	0.87	0.78	0.74	0.73	0.71	0.87	0.80 *

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.80% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 30, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Trustees.

26

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund.

For the six months ended June 30, 2025, GSAM waived $612 and $278 of the Global Infrastructure and Real Estate Securities Funds’ management fees, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2025, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Real Estate Securities Fund	$ 221	$ —

D. Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net

27

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.11% of the average daily net assets attributable to Class A, Class C and Investor Shares of the Global Infrastructure Fund. This arrangement will remain in effect through at least April 30, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Global Infrastructure Fund and Real Estate Securities Fund are 0.034% and 0.004%, respectively. These Other Expense limitations will remain in place through at least April 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Shareholder Administration Plan, and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended June 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Global Infrastructure Fund	$612	$719	$138,948	$140,279

Real Estate Securities Fund	29,119	–	155,546	184,665

G. Line of Credit Facility — As of June 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H. Other Transactions with Affiliates — For the six months ended June 30, 2025, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Global Infrastructure and Real Estate Securities Fund, respectively. The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2025:

Global Infrastructure Fund

Underlying Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$ 622,116	$9,559,756	$(9,424,510)	$757,362	757,362	$15,177

28

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Real Estate Securities Fund

Underlying Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$ 323,521	$5,068,494	$(5,324,127)	$67,888	67,888	$7,072

As of June 30, 2025, the following Goldman Sachs Funds were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Dynamic Global Equity Fund

Global Infrastructure Fund	6%	10%	9%	7%

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2025, were as follows:

Fund	Purchases	Sales

Global Infrastructure Fund	$ 8,525,402	$ 16,147,917

Real Estate Securities Fund	11,886,263	16,783,203

6. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2024, certain timing differences on a tax-basis were as follows:

	Global Infrastructure Fund	Real Estate Securities Fund

Timing differences — (Real Estate Investment Trusts and Post October Capital Loss Deferral)	$ (311,633)	$ 56,323

As of June 30, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Global Infrastructure Fund	Real Estate Securities Fund

Tax Cost	$ 67,638,409	$ 55,136,387

Gross unrealized gain	34,406,488	25,867,135

Gross unrealized loss	(2,805,652)	(2,138,942)

Net unrealized gain (loss)	$ 31,600,836	$ 23,728,193

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of passive foreign investment companies.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

29

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market Risk — The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

7. OTHER RISKS (continued)

of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Global Infrastructure Fund

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	26,181	$336,353	6,885	$ 94,421

Reinvestment of distributions	377	4,978	2,653	32,803

Shares redeemed	(7,890)	(102,885)	(4,353)	(54,967)

	18,668	238,446	5,185	72,257

Class C Shares

Shares sold	16	12	175	2,172

Reinvestment of distributions	112	1,465	2,744	33,367

Shares redeemed	(3,130)	(39,040)	(3,225)	(41,570)

	(3,002)	(37,563)	(306)	(6,031)

Institutional Shares

Shares sold	19,184	241,113	162,574	1,983,437

Reinvestment of distributions	1,893	24,872	27,719	342,071

Shares redeemed	(9,305)	(119,071)	(717,040)	(8,811,696)

	11,772	146,914	(526,747)	(6,486,188)

Investor Shares

Shares sold	1,414	16,520	49,075	641,078

Reinvestment of distributions	291	3,814	17,480	215,243

Shares redeemed	(104,604)	(1,283,501)	(33,821)	(422,085)

	(102,899)	(1,263,167)	32,734	434,236

Class R6 Shares

Shares sold	78,222	1,013,758	517,219	7,215,870

Reinvestment of distributions	27,468	359,594	429,789	5,286,287

Shares redeemed	(422,849)	(5,494,448)	(7,244,548)	(89,092,416)

	(317,159)	(4,121,096)	(6,297,540)	(76,590,259)

Class P Shares

Shares sold	103,363	1,244,707	238,621	3,104,957

Reinvestment of distributions	55,296	723,768	756,614	9,303,835

Shares redeemed	(328,934)	(4,196,341)	(2,329,457)	(28,649,929)

	(170,275)	(2,227,866)	(1,334,222)	(16,241,137)

NET DECREASE IN SHARES	(562,895)	$(7,264,332)	(8,120,896)	$ (98,817,122)

	Real Estate Securities Fund

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	40,313	$454,709	60,513	$ 692,707

Reinvestment of distributions	14,655	164,381	75,928	882,651

Shares redeemed	(74,291)	(845,400)	(263,921)	(3,036,541)

	(19,323)	(226,310)	(127,480)	(1,461,183)

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Real Estate Securities Fund

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Class C Shares

Shares sold	1,214	$12,426	3,541	$ 37,380

Reinvestment of distributions	643	6,554	4,753	50,383

Shares redeemed	(18,271)	(187,237)	(11,980)	(124,702)

	(16,414)	(168,257)	(3,686)	(36,939)

Institutional Shares

Shares sold	42,003	507,270	252,793	2,954,151

Reinvestment of distributions	23,944	286,106	121,180	1,494,742

Shares redeemed	(167,083)	(2,013,580)	(819,678)	(10,174,675)

	(101,136)	(1,220,204)	(445,705)	(5,725,782)

Service Shares

Shares sold	694	8,014	6,247	75,450

Reinvestment of distributions	317	3,607	1,614	19,029

Shares redeemed	(697)	(7,916)	(14,953)	(163,757)

	314	3,705	(7,092)	(69,278)

Investor Shares

Shares sold	19,209	220,053	86,140	1,065,062

Reinvestment of distributions	1,587	18,167	6,722	79,849

Shares redeemed	(9,167)	(105,674)	(62,020)	(741,064)

	11,629	132,546	30,842	403,847

Class R6 Shares

Shares sold	8,080	97,495	57,534	717,509

Reinvestment of distributions	3,328	39,738	15,119	187,090

Shares redeemed	(11,844)	(143,557)	(43,474)	(547,615)

	(436)	(6,324)	29,179	356,984

Class R Shares

Shares sold	3,472	38,554	12,760	142,213

Reinvestment of distributions	483	5,291	2,770	31,485

Shares redeemed	(3,607)	(40,123)	(24,800)	(292,127)

	348	3,722	(9,270)	(118,429)

Class P Shares

Shares sold	137,492	1,649,449	456,715	5,392,298

Reinvestment of distributions	54,776	654,306	280,357	3,460,872

Shares redeemed	(465,534)	(5,583,528)	(1,517,713)	(18,159,384)

	(273,266)	(3,279,773)	(780,641)	(9,306,214)

NET DECREASE IN SHARES	(398,284)	$(4,760,895)	(1,313,853)	$ (15,956,994)

33

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Global Infrastructure Fund and Goldman Sachs Real Estate Securities Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

34

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, five-, and

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Global Infrastructure Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and three-year periods and in the third quartile for the five-year period, and had outperformed the Fund’s benchmark index for the one- and three-year periods and underperformed for the five-year period ended March 31, 2025. The Trustees observed that the Real Estate Securities Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and five-year periods and in the third quartile for the ten-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. They noted that the Real Estate Securities Fund had experienced certain portfolio management changes in 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

36

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Average Daily Net Assets	Global Infrastructure Fund	Real Estate Securities Fund

First $1 billion	0.90%	0.87%
Next $1 billion	0.81	0.78
Next $3 billion	0.77	0.74
Next $3 billion	0.75	0.73
Over $8 billion	0.74	0.71

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee for the Real Estate Securities Fund and to limit certain expenses of the Funds that exceed specified levels as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of its transfer agency fees with respect to certain share classes of the Funds. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

37

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. RESSAR-25

Goldman Sachs Funds Semi-Annual Financial Statements June 30, 2025 Tax-Advantaged Equity Funds I Goldman Sachs International Tax-Managed Equity Fund Goldman Sachs U.S. Tax-Managed Equity Fund

Goldman Sachs Tax-Advantaged Equity Funds

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 97.0%

Australia – 6.2%
255,335	ANZ Group Holdings Ltd. (Banks)	$4,896,506
8,827	BHP Group Ltd. (Materials)	212,357
17,000	Charter Hall Group REIT (Equity Real Estate Investment Trusts (REITs))	215,426
40,950	Commonwealth Bank of Australia (Banks)	4,983,955
281,223	Computershare Ltd. (Commercial & Professional Services)	7,377,630
129,492	Emerald Resources NL (Materials)*	337,944
1,144,256	Evolution Mining Ltd. (Materials)	5,957,337
565,919	Insurance Australia Group Ltd. (Insurance)	3,364,402
107,863	National Australia Bank Ltd. (Banks)	2,795,572
594,961	Northern Star Resources Ltd. (Materials)	7,349,041
37,220	Pro Medicus Ltd. (Health Care Equipment & Services)	6,965,155
815,447	Qantas Airways Ltd. (Transportation)	5,760,787
45,513	Regis Resources Ltd. (Materials)*	133,584
1,927,186	Telstra Group Ltd. (Telecommunication Services)	6,145,070

		56,494,766

Austria – 0.5%
45,409	Erste Group Bank AG (Banks)	3,865,457
3,694	Vienna Insurance Group AG Wiener Versicherung Gruppe (Insurance)	190,227

		4,055,684

Belgium – 0.0%
2,185	Colruyt Group NV (Consumer Staples Distribution & Retail)	94,555
1,966	Deme Group NV (Capital Goods)	299,245

		393,800

Brazil – 0.6%
150,573	Yara International ASA (Materials)	5,556,547

China – 1.2%
698,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	843,319
171,762	Prosus NV (Consumer Discretionary Distribution & Retail)*	9,636,971

		10,480,290

Denmark – 1.9%
10,211	Cementir Holding NV
	(Materials)	178,446

Shares	Description	Value

Common Stocks – (continued)

Denmark – (continued)
23,433	Danske Bank A/S (Banks)	$957,093
125,422	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	8,690,998
7,995	Pandora A/S (Consumer Durables & Apparel)	1,408,682
9,677	Scandinavian Tobacco Group A/S (Food, Beverage & Tobacco)(a)	128,433
385,094	Vestas Wind Systems A/S (Capital Goods)	5,784,483

		17,148,135

Finland – 2.2%
1,247,479	Nokia OYJ (Technology Hardware & Equipment)	6,472,708
564,728	Nordea Bank Abp (Banks)	8,379,276
233,496	Wartsila OYJ Abp (Capital Goods)	5,518,532

		20,370,516

France – 11.1%
66,745	Air Liquide SA (Materials)	13,762,902
21,687	Airbus SE (Capital Goods)	4,536,939
256,377	AXA SA (Insurance)	12,589,410
64,671	Cie de Saint-Gobain SA (Capital Goods)	7,597,246
80,426	Cie Generale des Etablissements Michelin SCA (Automobiles & Components)	2,991,384
17,640	Covivio SA REIT (Equity Real Estate Investment Trusts (REITs))	1,118,449
93,413	Danone SA (Food, Beverage & Tobacco)	7,643,367
12,738	Dassault Aviation SA (Capital Goods)	4,503,804
30,204	Dassault Systemes (Software & Services)	1,094,643
449,607	Engie SA (Utilities)	10,567,031
8,404	EssilorLuxottica SA (Health Care Equipment & Services)	2,307,677
12,065	Gaztransport Et Technigaz SA (Energy)	2,386,739
7,777	Gecina SA REIT (Equity Real Estate Investment Trusts (REITs))	856,127
9,703	Legrand SA (Capital Goods)	1,300,480
45,889	Safran SA (Capital Goods)	14,965,522
4,621	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	1,105,632
18,308	SCOR SE (Insurance)	608,047
31,317	Thales SA (Capital Goods)	9,247,120
3,081	TotalEnergies SE (Energy)	188,319
3,672	Vicat SACA (Materials)	254,411
8,703	Vinci SA (Capital Goods)	1,283,435

		100,908,684

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Georgia – 0.1%
20,345	TBC Bank Group PLC (Banks)	$1,296,242

Germany – 11.6%
12,385	Allianz SE (Insurance)	5,026,251
66,886	Continental AG (Automobiles & Components)	5,837,662
1,008	CTS Eventim AG & Co. KGaA (Media & Entertainment)	125,346
57,446	Deutsche Bank AG (Financial Services)	1,703,012
14,223	Deutsche Post AG (Transportation)	658,808
96,979	Deutsche Telekom AG (Telecommunication Services)	3,549,783
207,893	E.ON SE (Utilities)	3,830,563
106,335	Fresenius Medical Care AG (Health Care Equipment & Services)	6,109,499
157,873	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	7,944,614
16,507	GEA Group AG (Capital Goods)	1,157,143
5,596	GFT Technologies SE (Software & Services)	164,748
20,816	Hannover Rueck SE (Insurance)	6,559,404
190,422	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	8,125,701
15,708	Knorr-Bremse AG (Capital Goods)	1,523,629
2,032	LEG Immobilien SE (Real Estate Management & Development)	180,871
17,724	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Insurance)	11,508,811
24,687	Nordex SE (Capital Goods)*	489,855
1,688	Rheinmetall AG (Capital Goods)	3,574,677
5,365	SAF-Holland SE (Automobiles & Components)	108,204
47,929	SAP SE (Software & Services)	14,655,712
59,987	Scout24 SE (Media & Entertainment)(a)	8,281,140
102,004	Siemens Energy AG (Capital Goods)*	11,922,328
41,514	Siemens Healthineers AG (Health Care Equipment & Services)(a)	2,304,625

		105,342,386

Hong Kong – 2.2%
95,600	AIA Group Ltd. (Insurance)	865,987
198,300	Hong Kong Exchanges & Clearing Ltd. (Financial Services)	10,665,877

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)
48,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	$553,106
8,205,000	WH Group Ltd. (Food, Beverage & Tobacco)(a)	7,907,915

		19,992,885

Italy – 4.8%
76,084	A2A SpA (Utilities)	204,934
13,224	Avio SpA (Capital Goods)	368,950
4,870	Banca Generali SpA (Financial Services)	270,579
269,708	Banca Mediolanum SpA (Financial Services)	4,647,936
292,892	Banca Monte dei Paschi di Siena SpA (Banks)	2,484,182
32,555	Banca Popolare di Sondrio SpA (Banks)	452,094
677,381	Banco BPM SpA (Banks)	7,906,751
90,624	Coca-Cola HBC AG (Food, Beverage & Tobacco)*	4,734,439
22,210	Credito Emiliano SpA (Banks)	327,755
879,272	Enel SpA (Utilities)	8,344,916
1,868	Ferrari NV (Automobiles & Components)	915,154
7,559	Leonardo SpA (Capital Goods)	426,531
19,094	RAI Way SpA (Telecommunication Services)(a)	136,750
179,387	UniCredit SpA (Banks)	12,033,893

		43,254,864

Ivory Coast (Cote D’Ivoire) – 0.1%
20,991	Endeavour Mining PLC (Materials)	644,823

Japan – 22.2%
16,900	Asia Pile Holdings Corp. (Materials)	114,335
24,700	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	885,229
218,400	Central Japan Railway Co. (Transportation)	4,882,242
36,900	Chudenko Corp. (Capital Goods)	850,606
21,700	Computer Engineering & Consulting Ltd. (Software & Services)	329,590
27,100	Credit Saison Co. Ltd. (Financial Services)	731,162
374,200	Dai-ichi Life Holdings, Inc. (Insurance)	2,844,895
110,900	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	3,810,836
685,700	Daiwa Securities Group, Inc. (Financial Services)	4,869,860
382,000	Denso Corp. (Automobiles & Components)	5,155,200

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
74,100	Electric Power Development Co. Ltd. (Utilities)	$1,264,349
244,900	EXEO Group, Inc. (Capital Goods)	3,117,659
31,900	Fuji Electric Co. Ltd. (Capital Goods)	1,469,056
1,900	Fujita Kanko, Inc. (Consumer Services)	146,787
49,400	Fujitsu Ltd. (Software & Services)	1,198,414
5,700	Halows Co. Ltd. (Consumer Staples Distribution & Retail)	190,832
22,000	Heiwa Corp. (Consumer Services)	320,749
9,100	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	259,231
14,500	Hitachi Construction Machinery Co. Ltd. (Capital Goods)	432,089
423,000	Hitachi Ltd. (Capital Goods)	12,294,222
6,600	Hokuhoku Financial Group, Inc. (Banks)	125,050
1,600	Hoya Corp. (Health Care Equipment & Services)	190,019
17,500	Isuzu Motors Ltd. (Automobiles & Components)	221,689
55,300	Iyogin Holdings, Inc. (Banks)	605,923
25,800	Izumi Co. Ltd. (Consumer Discretionary Distribution & Retail)	595,584
181,700	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	5,352,778
276,600	KDDI Corp. (Telecommunication Services)	4,749,384
33,900	Konami Group Corp. (Media & Entertainment)	5,359,649
50,600	Kyushu Electric Power Co., Inc. (Utilities)	452,406
89,800	Life Corp. (Consumer Staples Distribution & Retail)	1,377,341
31,000	MIRAIT ONE Corp. (Capital Goods)	545,175
210,200	Mitsubishi Chemical Group Corp. (Materials)	1,104,816
60,800	Mitsubishi Corp. (Capital Goods)	1,214,899
350,300	Mitsubishi Electric Corp. (Capital Goods)	7,534,594
429,100	Mitsubishi HC Capital, Inc. (Financial Services)	3,159,346
29,600	Mizuho Financial Group, Inc. (Banks)	821,694
160,300	Modec, Inc. (Energy)	6,870,933
412,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	9,214,982
52,300	Namura Shipbuilding Co. Ltd. (Capital Goods)	1,137,218

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
339,000	NEC Corp. (Software & Services)	$9,890,343
7,400	NGK Insulators Ltd. (Capital Goods)	92,882
132,700	Nippon Yusen KK (Transportation)	4,773,877
18,700	Nojima Corp. (Consumer Discretionary Distribution & Retail)	408,748
38,000	NOK Corp. (Automobiles & Components)	560,652
650,500	Nomura Holdings, Inc. (Financial Services)	4,286,601
31,600	NS Solutions Corp. (Software & Services)	893,109
455,600	Obayashi Corp. (Capital Goods)	6,903,169
45,900	Oracle Corp. Japan (Software & Services)	5,470,849
20,200	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,001,502
6,700	Pan Pacific International Holdings Corp. (Consumer Discretionary Distribution & Retail)	230,447
305,400	Rakuten Group, Inc. (Consumer Discretionary Distribution & Retail)*	1,682,810
21,600	Resorttrust, Inc. (Consumer Services)	263,790
121,600	Sanrio Co. Ltd. (Consumer Discretionary Distribution & Retail)	5,880,044
140,000	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,606,562
14,500	Shinmaywa Industries Ltd. (Capital Goods)	162,757
219,800	Shizuoka Financial Group, Inc. (Banks)	2,557,391
48,400	SoftBank Group Corp. (Telecommunication Services)	3,518,972
97,200	Sompo Holdings, Inc. (Insurance)	2,929,103
371,400	Sumitomo Electric Industries Ltd. (Automobiles & Components)	7,964,082
85,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,163,045
153,100	Sumitomo Mitsui Trust Group, Inc. (Banks)	4,072,067
252,700	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	7,801,608
10,600	Toa Corp. (Capital Goods)	111,068
21,300	Tokio Marine Holdings, Inc. (Insurance)	902,716

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
33,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	$6,473,020
36,500	Tosoh Corp. (Materials)	534,130
10,700	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	222,037
6,700	Toyo Kanetsu KK (Energy)	184,051
12,400	Toyo Tire Corp. (Automobiles & Components)	262,644
735,900	Toyota Motor Corp. (Automobiles & Components)	12,674,400
11,000	TRE Holdings Corp. (Commercial & Professional Services)	104,237
14,000	Tsukishima Holdings Co. Ltd. (Capital Goods)	206,683
66,700	Tsuruha Holdings, Inc. (Consumer Staples Distribution & Retail)	5,206,430
2,900	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	106,375
14,800	Yahagi Construction Co. Ltd. (Capital Goods)	174,680
91,800	Yamaha Motor Co. Ltd. (Automobiles & Components)	686,946
12,100	Yellow Hat Ltd. (Consumer Discretionary Distribution & Retail)	129,324
97,100	Yokogawa Electric Corp. (Technology Hardware & Equipment)	2,593,916
12,700	Yurtec Corp. (Capital Goods)	186,561

		201,674,451

Luxembourg – 0.2%
27,624	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	1,968,634

Netherlands – 2.6%
18,019	Aegon Ltd. (Insurance)	130,579
19,462	ASML Holding NV (Semiconductors & Semiconductor Equipment)	15,595,626
34,060	Euronext NV (Financial Services)(a)	5,835,912
24,705	Heineken Holding NV (Food, Beverage & Tobacco)	1,843,479
4,086	NSI NV REIT (Equity Real Estate Investment Trusts (REITs))	115,061

		23,520,657

New Zealand – 0.2%
87,983	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	1,932,523

Shares	Description	Value

Common Stocks – (continued)

Norway – 2.0%
209,501	DNB Bank ASA (Banks)	$5,793,662
244,787	Kongsberg Gruppen ASA (Capital Goods)	9,492,132
274,078	Orkla ASA (Food, Beverage & Tobacco)	2,985,119

		18,270,913

Singapore – 1.7%
37,600	Oversea-Chinese Banking Corp. Ltd. (Banks)	482,157
715,200	Singapore Exchange Ltd. (Financial Services)	8,374,439
69,700	Singapore Technologies Engineering Ltd. (Capital Goods)	427,378
1,287,800	Singapore Telecommunications Ltd. (Telecommunication Services)	3,882,445
77,400	United Overseas Bank Ltd. (Banks)	2,190,708

		15,357,127

Spain – 0.3%
43,554	Banco Bilbao Vizcaya Argentaria SA (Banks)	670,657
12,215	Industria de Diseno Textil SA (Consumer Discretionary Distribution & Retail)	637,217
112,627	Unicaja Banco SA (Banks)(a)	266,016
13,101	Vidrala SA (Materials)	1,522,352

		3,096,242

Sweden – 2.9%
96,461	Boliden AB (Materials)*	3,014,354
50,134	Evolution AB (Consumer Services)(a)	3,981,798
14,980	Saab AB, Class B (Capital Goods)	837,581
13,714	Sectra AB, Class B (Health Care Equipment & Services)*	508,377
517,521	Svenska Handelsbanken AB, Class A (Banks)	6,928,202
232,325	Swedbank AB, Class A (Banks)	6,153,437
551,968	Telefonaktiebolaget LM Ericsson, Class B (Technology Hardware & Equipment)	4,716,745

		26,140,494

Switzerland – 4.7%
193,017	ABB Ltd. (Capital Goods)	11,567,285
762	Allreal Holding AG (Real Estate Management & Development)	178,980
407	Belimo Holding AG (Capital Goods)	414,856
2,891	BKW AG (Utilities)	633,851
1,359	Cembra Money Bank AG (Financial Services)	170,954
2	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	333,451

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
30,330	Cie Financiere Richemont SA (Consumer Durables & Apparel)	$5,739,433
22,117	DSM-Firmenich AG (Materials)	2,352,922
65	Givaudan SA (Materials)	315,219
23,203	Schindler Holding AG Participation Certificates (Capital Goods)	8,640,106
10,815	SGS SA (Commercial & Professional Services)	1,098,108
338,982	UBS Group AG (Financial Services)	11,509,039

		42,954,204

United Kingdom – 12.7%
47,485	Admiral Group PLC (Insurance)	2,132,390
122,541	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	17,053,937
1,722	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	120,333
665,007	Aviva PLC (Insurance)	5,653,714
31,712	Babcock International Group PLC (Capital Goods)	499,462
193,225	BAE Systems PLC (Capital Goods)	5,014,749
245,328	Beazley PLC (Insurance)	3,150,017
1,015,080	Centrica PLC (Utilities)	2,252,234
105,386	Compass Group PLC (Consumer Services)	3,569,637
194,920	Currys PLC (Consumer Discretionary Distribution & Retail)*	325,820
16,799	DCC PLC (Capital Goods)	1,090,266
167,525	Halma PLC (Technology Hardware & Equipment)	7,363,418
75,762	Hiscox Ltd. (Insurance)	1,307,698
58,505	HSBC Holdings PLC (Banks)	707,688
236,123	Imperial Brands PLC (Food, Beverage & Tobacco)	9,329,263
303,480	Kingfisher PLC (Consumer Discretionary Distribution & Retail)	1,211,977
6,782,530	Lloyds Banking Group PLC (Banks)	7,131,959
453,042	Marks & Spencer Group PLC (Consumer Staples Distribution & Retail)	2,204,967
1,590,714	NatWest Group PLC (Banks)	11,171,516
34,812	Next PLC (Consumer Discretionary Distribution & Retail)	5,945,683
476,379	Rolls-Royce Holdings PLC (Capital Goods)	6,313,286
130,443	Smiths Group PLC (Capital Goods)	4,023,432
39,694	SSE PLC (Utilities)	999,501
1,869,565	Tesco PLC (Consumer Staples Distribution & Retail)	10,307,895

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
61,036	TP ICAP Group PLC (Financial Services)	$228,530
6,086,686	Vodafone Group PLC (Telecommunication Services)	6,515,505

		115,624,877

United States – 5.0%
5,592	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	214,733
94,004	Nestle SA (Food, Beverage & Tobacco)	9,346,477
151,755	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	18,419,583
9,633	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	3,144,402
68,157	Sanofi SA (Pharmaceuticals, Biotechnology & Life Sciences)	6,598,536
243,461	Shell PLC (Energy)	8,550,233

		46,273,964

TOTAL COMMON STOCKS (Cost $653,137,755)		882,753,708

Shares	Description	Rate	Value

Preferred Stock – 0.6%

Germany – 0.6%
22,478	Sartorius AG (Pharmaceuticals, Biotechnology & Life Sciences)

(Cost $5,559,631)		0.34%	5,725,101

TOTAL INVESTMENTS – 97.6% (Cost $658,697,386)			$888,478,809

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%			21,985,470

NET ASSETS – 100.0%			$910,464,279

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Sector Name	% of Market Value

Financials	25.6%
Industrials	20.7
Health Care	11.5
Information Technology	9.7
Consumer Discretionary	9.1
Consumer Staples	7.8
Materials	4.8
Communication Services	4.7
Utilities	3.2
Energy	2.1
Real Estate	0.8

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	95	09/19/25	$ 5,961,196	$42,771
FTSE 100 Index	17	09/19/25	2,051,035	(17,049)
Hang Seng Index	3	07/30/25	460,207	16,037
MSCI Singapore Index	5	07/30/25	161,718	4,895
SPI 200 Index	7	09/18/25	983,260	2,554
TOPIX Index	16	09/11/25	3,172,668	76,184

Total Futures Contracts				$125,392

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%

Aerospace & Defense – 2.0%
3,982	Curtiss-Wright Corp.	$1,945,406
133,943	General Electric Co.	34,475,589
66,994	HEICO Corp., Class A	17,334,698
12,658	Hexcel Corp.	715,051
51,195	Howmet Aerospace, Inc.	9,528,925
86,875	Rocket Lab Corp.*	3,107,519
68,198	RTX Corp.	9,958,272
33,115	Textron, Inc.	2,658,803

		79,724,263

Automobiles – 1.6%
97,923	General Motors Co.	4,818,791
181,139	Tesla, Inc.*	57,540,615
40,647	Thor Industries, Inc.	3,609,860

		65,969,266

Banks – 5.6%
567,436	Bank of America Corp.	26,851,072
1	Cadence Bank	32
255,026	Citigroup, Inc.	21,707,813
302,686	Citizens Financial Group, Inc.	13,545,198
76,524	Cullen/Frost Bankers, Inc.	9,836,395
60,509	FNB Corp.	882,221
190,260	Huntington Bancshares, Inc.	3,188,758
35,641	International Bancshares Corp.	2,372,265
209,653	JPMorgan Chase & Co.	60,780,501
124,884	PNC Financial Services Group, Inc. (The)	23,280,875
63,495	Prosperity Bancshares, Inc.	4,459,889
36,373	Synovus Financial Corp.	1,882,303
246,771	Truist Financial Corp.	10,608,685
102,826	United Community Banks, Inc.	3,063,187
967,062	US Bancorp	43,759,555

		226,218,749

Beverages – 0.8%
283,522	Coca-Cola Co. (The)	20,059,181
394,001	Primo Brands Corp., Class A	11,670,310

		31,729,491

Biotechnology – 3.4%
96,833	AbbVie, Inc.	17,974,141
28,872	Alnylam Pharmaceuticals, Inc.*	9,414,871
120,869	Blueprint Medicines Corp.*	15,492,988
227,114	Exact Sciences Corp.*	12,068,838
254,998	Gilead Sciences, Inc.	28,271,628
70,608	Natera, Inc.*	11,928,516
11,173	Regeneron Pharmaceuticals, Inc.	5,865,825
119,754	TG Therapeutics, Inc.*	4,309,947
140,273	Veracyte, Inc.*	3,791,579
62,342	Vertex Pharmaceuticals, Inc.*	27,754,658

		136,872,991

Broadline Retail – 3.7%
493,780	Amazon.com, Inc.*	108,330,394
16,192	MercadoLibre, Inc. (Brazil)*	42,319,897

		150,650,291

Building Products – 1.0%
208,079	Carrier Global Corp.	15,229,302

Shares	Description	Value

Common Stocks – (continued)

Building Products – (continued)
21,989	Johnson Controls International PLC	$2,322,478
39,269	Lennox International, Inc.	22,510,562

		40,062,342

Capital Markets – 4.4%
6,082	Ameriprise Financial, Inc.	3,246,146
179,279	CME Group, Inc.	49,412,878
21,495	Coinbase Global, Inc., Class A*	7,533,783
47,508	Interactive Brokers Group, Inc., Class A	2,632,418
1,154,447	Invesco Ltd.	18,205,629
107,847	Jefferies Financial Group, Inc.	5,898,152
299,816	Morgan Stanley	42,232,082
13,090	Morningstar, Inc.	4,109,344
15,193	MSCI, Inc.	8,762,411
189,280	Nasdaq, Inc.	16,925,418
147,041	Northern Trust Corp.	18,643,328
13,056	Victory Capital Holdings, Inc., Class A	831,275

		178,432,864

Chemicals – 1.4%
71,307	Element Solutions, Inc.	1,615,104
117,791	Linde PLC	55,265,181

		56,880,285

Commercial Services & Supplies – 0.2%
37,388	Cintas Corp.	8,332,664

Communications Equipment – 0.9%
342,273	Arista Networks, Inc.*	35,017,950
13,316	Cisco Systems, Inc.	923,864
6,071	Motorola Solutions, Inc.	2,552,613

		38,494,427

Construction & Engineering – 0.5%
25,469	AECOM	2,874,431
10,335	Comfort Systems USA, Inc.	5,541,730
4,587	Limbach Holdings, Inc.*	642,639
59,807	MasTec, Inc.*	10,192,907
3,893	Sterling Infrastructure, Inc.*	898,232

		20,149,939

Construction Materials – 0.4%
20,785	Eagle Materials, Inc.	4,200,856
6,646	Martin Marietta Materials, Inc.	3,648,388
35,514	Vulcan Materials Co.	9,262,762

		17,112,006

Consumer Finance – 1.7%
234,665	Capital One Financial Corp.	49,927,325
121,062	OneMain Holdings, Inc.	6,900,534
196,278	Synchrony Financial	13,099,594

		69,927,453

Consumer Staples Distribution & Retail – 2.6%
8,547	Casey’s General Stores, Inc.	4,361,278
67,314	Costco Wholesale Corp.	66,636,821
377,011	Target Corp.	37,192,135

		108,190,234

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Diversified Consumer Services – 0.3%
13,158	Bright Horizons Family Solutions, Inc.*	$1,626,197
336,528	Coursera, Inc.*	2,947,985
2,379	Graham Holdings Co., Class B	2,250,938
10,601	Grand Canyon Education, Inc.*	2,003,589
14,614	H&R Block, Inc.	802,163
42,877	Service Corp. International	3,490,188

		13,121,060

Diversified REITs – 0.1%
177,988	Broadstone Net Lease, Inc. REIT	2,856,707

Diversified Telecommunication Services – 0.0%
49,925	Verizon Communications, Inc.	2,160,255

Electric Utilities – 0.9%
433,379	NextEra Energy, Inc.	30,085,170
123,201	Xcel Energy, Inc.	8,389,988

		38,475,158

Electrical Equipment – 1.2%
195,946	AMETEK, Inc.	35,458,388
32,308	Emerson Electric Co.	4,307,626
101,798	nVent Electric PLC	7,456,703
157,372	Sunrun, Inc.*	1,287,303

		48,510,020

Electronic Equipment, Instruments & Components – 0.7%
94,239	Keysight Technologies, Inc.*	15,442,002
0	Ralliant Corp.*	16
22,509	Teledyne Technologies, Inc.*	11,531,586
1	Vontier Corp.	37

		26,973,641

Energy Equipment & Services – 0.5%
94,650	Schlumberger NV	3,199,170
476,743	TechnipFMC PLC (United Kingdom)	16,419,029

		19,618,199

Entertainment – 1.6%
91,763	Madison Square Garden Entertainment Corp.*	3,667,767
44,510	Netflix, Inc.*	59,604,676
36,796	Roku, Inc.*	3,234,001

		66,506,444

Financial Services – 4.4%
59,822	Affirm Holdings, Inc.*	4,136,093
50,054	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	2,017,176
94,927	Berkshire Hathaway, Inc., Class B*	46,112,689
24,793	Corebridge Financial, Inc.	880,151
343,962	Equitable Holdings, Inc.	19,296,268
89,684	Jackson Financial, Inc., Class A	7,963,043
53,766	MGIC Investment Corp.	1,496,846
107,650	Paymentus Holdings, Inc., Class A*	3,525,538
231,676	Visa, Inc., Class A	82,256,564

Shares	Description	Value

Common Stocks – (continued)

Financial Services – (continued)
151,165	Voya Financial, Inc.	$10,732,715

		178,417,083

Food Products – 0.5%
181,535	Cal-Maine Foods, Inc.	18,086,332
39,591	Darling Ingredients, Inc.*	1,502,083

		19,588,415

Ground Transportation – 0.7%
31,815	Lyft, Inc., Class A*	501,404
12,022	Norfolk Southern Corp.	3,077,271
9,514	Old Dominion Freight Line, Inc.	1,544,122
134,192	Uber Technologies, Inc.*	12,520,114
43,995	Union Pacific Corp.	10,122,370

		27,765,281

Health Care Equipment & Supplies – 2.1%
80,091	Abbott Laboratories	10,893,177
507,954	Boston Scientific Corp.*	54,559,339
35,822	Intuitive Surgical, Inc.*	19,466,033

		84,918,549

Health Care Providers & Services – 1.6%
21,748	Cigna Group (The)	7,189,454
21,134	Elevance Health, Inc.	8,220,281
6,544	Encompass Health Corp.	802,491
43,802	HCA Healthcare, Inc.	16,780,546
34,579	Humana, Inc.	8,453,874
19,477	Quest Diagnostics, Inc.	3,498,654
38,418	UnitedHealth Group, Inc.	11,985,263
48,189	Universal Health Services, Inc., Class B	8,729,437

		65,660,000

Health Care REITs – 1.0%
47,046	Omega Healthcare Investors, Inc. REIT	1,724,236
28,435	Ventas, Inc. REIT	1,795,670
241,135	Welltower, Inc. REIT	37,069,683

		40,589,589

Health Care Technology – 0.7%
662,053	Waystar Holding Corp.*	27,058,106

Hotels, Restaurants & Leisure – 1.2%
154,677	Airbnb, Inc., Class A*	20,469,954
70	Booking Holdings, Inc.	405,247
60,067	DoorDash, Inc., Class A*	14,807,116
594,970	International Game Technology PLC	9,406,476
5,453	Royal Caribbean Cruises Ltd.	1,707,552

		46,796,345

Household Durables – 0.6%
180,841	M/I Homes, Inc.*	20,275,893
40,583	PulteGroup, Inc.	4,279,883

		24,555,776

Household Products – 0.3%
61,345	Energizer Holdings, Inc.	1,236,715

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Household Products – (continued)
66,825	Procter & Gamble Co. (The)	$10,646,559

		11,883,274

Independent Power and Renewable Electricity Producers – 0.0%
22,534	Ormat Technologies, Inc.	1,887,448

Industrial REITs – 1.0%
61,286	First Industrial Realty Trust, Inc. REIT	2,949,695
352,067	Prologis, Inc. REIT	37,009,283

		39,958,978

Insurance – 1.5%
35,396	American Financial Group, Inc.	4,467,329
41,281	CNO Financial Group, Inc.	1,592,621
14,522	Goosehead Insurance, Inc., Class A	1,532,216
96,658	Progressive Corp. (The)	25,794,154
6,559	Reinsurance Group of America, Inc.	1,301,043
65,766	Travelers Cos., Inc. (The)	17,595,036
11,715	Trupanion, Inc.*	648,425
98,161	W R Berkley Corp.	7,211,889

		60,142,713

Interactive Media & Services – 6.6%
838,086	Alphabet, Inc., Class A	147,695,896
110,021	Alphabet, Inc., Class C	19,516,625
123,706	Meta Platforms, Inc., Class A	91,306,162
59,120	Reddit, Inc., Class A*	8,901,698

		267,420,381

IT Services – 1.7%
29,152	Amdocs Ltd.	2,659,828
44,360	DigitalOcean Holdings, Inc.*	1,266,922
5,074	EPAM Systems, Inc.*	897,185
52,678	Gartner, Inc.*	21,293,501
77,270	International Business Machines Corp.	22,777,651
68,485	MongoDB, Inc.*	14,381,165
18,619	Twilio, Inc., Class A*	2,315,459
3,762	VeriSign, Inc.	1,086,465

		66,678,176

Leisure Products – 0.4%
17,704	Hasbro, Inc.	1,306,909
122,119	Mattel, Inc.*	2,408,187
1,754,594	Peloton Interactive, Inc., Class A*	12,176,882

		15,891,978

Life Sciences Tools & Services – 1.0%
113,346	Bruker Corp.	4,669,855
7,809	IQVIA Holdings, Inc.*	1,230,620
34,200	Medpace Holdings, Inc.*	10,734,012
9,296	Mettler-Toledo International, Inc.*	10,920,197
196,055	Tempus AI, Inc.*(a)	12,457,335

		40,012,019

Shares	Description	Value

Common Stocks – (continued)

Machinery – 1.4%
5,761	AGCO Corp.	$594,305
56,319	Caterpillar, Inc.	21,863,599
1	Fortive Corp.	52
57,778	Illinois Tool Works, Inc.	14,285,611
151,534	Mueller Industries, Inc.	12,042,407
48,266	Otis Worldwide Corp.	4,779,299
17,128	Trinity Industries, Inc.	462,627
8,394	Xylem, Inc.	1,085,848

		55,113,748

Media – 0.8%
21,612	Charter Communications, Inc., Class A*	8,835,202
35,546	Liberty Broadband Corp., Class C*	3,497,015
538,121	News Corp., Class A	15,992,956
76,033	Trade Desk, Inc. (The), Class A*	5,473,616

		33,798,789

Metals & Mining – 1.2%
56,430	Anglogold Ashanti PLC (United Kingdom)	2,571,515
84,932	Carpenter Technology Corp.	23,473,506
208,551	Southern Copper Corp. (Mexico)	21,099,105

		47,144,126

Multi-Utilities – 0.0%
16,741	Public Service Enterprise Group, Inc.	1,409,257

Office REITs – 0.0%
1	Vornado Realty Trust REIT	38

Oil, Gas & Consumable Fuels – 1.5%
67,311	Antero Midstream Corp.	1,275,543
73,639	Antero Resources Corp.*	2,966,179
10,830	Cheniere Energy, Inc.	2,637,322
131,671	Crescent Energy Co., Class A	1,132,371
20,523	Diversified Energy Co. PLC	301,072
86,172	EOG Resources, Inc.	10,307,033
100,932	Excelerate Energy, Inc., Class A	2,959,326
12,264	Hess Corp.	1,699,054
43,600	Kinder Morgan, Inc.	1,281,840
812,116	Magnolia Oil & Gas Corp., Class A	18,256,368
85,533	Marathon Petroleum Corp.	14,207,887
514,976	Nordic American Tankers Ltd.	1,354,387
13,160	Valero Energy Corp.	1,768,967

		60,147,349

Passenger Airlines – 0.1%
52,439	Alaska Air Group, Inc.*	2,594,682

Pharmaceuticals – 2.6%
6,454	Eli Lilly & Co.	5,031,086
268,893	Johnson & Johnson	41,073,406
26,154	Merck & Co., Inc.	2,070,351
145,812	Prestige Consumer Healthcare, Inc.*	11,643,088
288,156	Zoetis, Inc.	44,937,928

		104,755,859

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) June 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Professional Services – 1.3%
4,245,595	Alight, Inc., Class A	$24,030,068
35,982	Equifax, Inc.	9,332,651
163,144	ExlService Holdings, Inc.*	7,144,076
45,726	Genpact Ltd.	2,012,401
6,968	Korn Ferry	510,963
79,225	Parsons Corp.*	5,685,978
72,261	UL Solutions, Inc., Class A	5,264,937
135,799	Upwork, Inc.*	1,825,139

		55,806,213

Residential REITs – 0.2%
1	Apartment Investment and
	Management Co., Class A REIT	9
21,010	Camden Property Trust REIT	2,367,617
42,892	Equity LifeStyle Properties, Inc. REIT	2,645,150
26,410	Mid-America Apartment Communities, Inc. REIT	3,908,944

		8,921,720

Retail REITs – 0.0%
2	Simon Property Group, Inc. REIT	321

Semiconductors & Semiconductor Equipment – 9.1%
357,941	Broadcom, Inc.	98,666,437
143,897	Intel Corp.	3,223,293
3,264	KLA Corp.	2,923,695
49,590	Lam Research Corp.	4,827,091
1,532,573	NVIDIA Corp.	242,131,208
17,512	SiTime Corp.*	3,731,457
63,128	Texas Instruments, Inc.	13,106,635

		368,609,816

Software – 9.9%
7,088	ACI Worldwide, Inc.*	325,410
52,029	Adobe, Inc.*	20,128,980
165,938	C3.ai, Inc., Class A*	4,077,097
160,083	CCC Intelligent Solutions Holdings, Inc.*	1,506,381
59,461	Commvault Systems, Inc.*	10,365,836
152,122	Datadog, Inc., Class A*	20,434,548
142,965	Informatica, Inc., Class A*	3,481,198
25,757	Intuit, Inc.	20,286,986
28,035	Manhattan Associates, Inc.*	5,536,071
475,326	Microsoft Corp.	236,431,906
10,318	MicroStrategy, Inc., Class A*	4,170,845
94,876	Palo Alto Networks, Inc.*	19,415,425
44,414	RingCentral, Inc., Class A*	1,259,137
12,478	Sapiens International Corp. NV (Israel)	364,981
19,939	ServiceNow, Inc.*	20,498,887
26,367	Teradata Corp.*	588,248
332,934	Varonis Systems, Inc.*	16,896,400
8,655	Workday, Inc., Class A*	2,077,200
43,289	Zscaler, Inc.*	13,590,149

		401,435,685

Specialized REITs – 1.7%
5,206	CubeSmart REIT	221,255

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – (continued)
53,758	Digital Realty Trust, Inc. REIT	$9,371,632
158,211	Extra Space Storage, Inc. REIT	23,326,630
49,710	Iron Mountain, Inc. REIT	5,098,755
100,176	Lamar Advertising Co., Class A REIT	12,157,359
67,485	Public Storage REIT	19,801,449

		69,977,080

Specialty Retail – 1.0%
87,070	Buckle, Inc. (The)	3,948,625
15,268	Carvana Co.*	5,144,705
55,432	Chewy, Inc., Class A*	2,362,512
28,160	Lithia Motors, Inc.	9,513,011
9,322	Penske Automotive Group, Inc.	1,601,613
28,608	Revolve Group, Inc.*	573,591
25,995	Sonic Automotive, Inc., Class A	2,077,780
1	Victoria’s Secret & Co.*	19
681,679	Warby Parker, Inc., Class A*	14,949,220

		40,171,076

Technology Hardware, Storage & Peripherals – 5.5%
964,527	Apple, Inc.	197,892,004
219,128	Dell Technologies, Inc., Class C	26,865,093

		224,757,097

Textiles, Apparel & Luxury Goods – 0.9%
24,646	Birkenstock Holding PLC (Germany)*	1,212,090
501,267	On Holding AG, Class A (Switzerland)*	26,090,947
31,116	Ralph Lauren Corp.	8,534,497
37,246	VF Corp.	437,641

		36,275,175

Trading Companies & Distributors – 0.4%
89,824	FTAI Aviation Ltd.	10,333,353
5,515	United Rentals, Inc.	4,155,001

		14,488,354

Wireless Telecommunication Services – 0.1%
75,358	Telephone and Data Systems, Inc.	2,681,238

TOTAL COMMON STOCKS (Cost $2,672,488,974)		3,994,280,483

Shares	Dividend Rate	Value

Investment Company – 0.0%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
99,606	4.231%	99,606
(Cost $99,606)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,672,588,580)		3,994,380,089

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
12,772,900	4.231%	$12,772,900
(Cost $12,772,900)

TOTAL INVESTMENTS – 98.8% (Cost $2,685,361,480)		$4,007,152,989

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		48,282,997

NET ASSETS – 100.0%		$4,055,435,986

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	40	09/19/25	$4,383,400	$145,608
S&P 500 E-Mini Index	141	09/19/25	44,088,938	1,519,654

Total Futures Contracts				$1,665,262

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Assets and Liabilities June 30, 2025 (Unaudited)

	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

Assets:

Investments in unaffiliated issuers, at value (cost $658,697,386 and $2,672,488,974, respectively)(a)	$888,478,809	$3,994,280,483
Investments in affiliated issuers, at value (cost $– and $99,606, respectively)	—	99,606
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	12,772,900
Cash	6,318,707	60,525,900
Foreign Currency, at value (cost $10,220,699 and $–, respectively)	10,294,474	—
Receivables:
Foreign tax reclaims	4,636,437	3,732
Collateral on certain derivative contracts	3,241,459	3,103,933
Investments sold	1,743,403	—
Dividends	738,239	1,336,748
Fund shares sold	301,686	35,384
Reimbursement from investment adviser	24,400	—
Securities lending income	2	6,506
Variation margin on futures contracts	—	217,300
Other assets	40,547	68,686

Total assets	915,818,163	4,072,451,178

Liabilities:

Variation margin on futures contracts	8,123	—

Payables:
Collateral on certain derivative contracts	3,099,099	2,898,847
Investments purchased	1,744,639	—
Management fees	310,873	1,023,269
Fund shares redeemed	124,912	55,630
Distribution and Service fees and Transfer Agency fees	12,924	69,564
Payable upon return of securities loaned	—	12,772,900
Accrued expenses	53,314	194,982

Total liabilities	5,353,884	17,015,192

Net Assets:

Paid-in capital	628,494,518	2,220,846,321
Total distributable earnings	281,969,761	1,834,589,665

NET ASSETS	$910,464,279	$4,055,435,986

Net Assets:
Class A	$6,479,676	$104,918,578
Class C	877,173	16,897,434
Institutional	21,908,534	73,133,273
Service	—	4,583,730
Investor	23,802,272	25,634,029
Class R6	774,669,706	3,534,354,181
Class P	82,726,918	295,914,761

Total Net Assets	$910,464,279	$4,055,435,986
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	424,792	2,183,854
Class C	58,945	383,396
Institutional	1,431,055	1,480,456
Service	—	95,115
Investor	1,554,558	523,943
Class R6	50,980,970	72,207,475
Class P	5,441,176	6,043,692
Net asset value, offering and redemption price per share:(b)
Class A	$15.25	$48.04
Class C	14.88	44.07
Institutional	15.31	49.40
Service	—	48.19
Investor	15.31	48.93
Class R6	15.20	48.95
Class P	15.20	48.96

(a)	Includes loaned securities having a market value of $– and $11,831,148 for International Tax-Managed Equity Fund and U.S. Tax-Managed Equity Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the International Tax-Managed Equity Fund and U.S. Tax-Managed Equity Fund is $16.14 and $50.84, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Operations June 30, 2025 (Unaudited)

	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,934,919 and $4,269, respectively)	$18,253,422	$22,157,081

Dividends — affiliated issuers	7,789	109,837

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	201	10,703

Total Investment Income	18,261,412	22,277,621

Expenses:

Management fees	3,867,485	10,969,139

Transfer Agency fees(a)	153,053	603,039

Custody, accounting and administrative services	145,358	120,140

Professional fees	103,088	54,867

Registration fees	40,735	59,073

Printing and mailing costs	16,288	24,193

Trustee fees	14,529	17,070

Distribution and/or Service (12b-1) fees(a)	9,895	190,175

Service fees — Class C	970	20,923

Shareholder Administration fees — Service Shares	—	5,342

Other	24,992	51,216

Total expenses	4,376,393	12,115,177

Less — expense reductions	(288,403)	(31,906)

Net expenses	4,087,990	12,083,271

NET INVESTMENT INCOME	14,173,422	10,194,350

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	10,735,112	(33,307,108)

In-kind redemptions	70,364,339	542,848,198

Foreign currency transactions	290,555	—

Futures contracts	1,023,874	(5,836,975)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	101,758,978	(427,798,711)

Futures contracts	253,566	3,001,794

Foreign currency translations	753,880	—

Net realized and unrealized gain	185,180,304	78,907,198

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$199,353,726	$89,101,548

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1)
		Fees		Transfer Agency Fees
Fund	Class A	Class C	Service	Class A	Class C	Institutional	Service	Investor	Class R6	Class P
International Tax-Managed Equity Fund	$6,985	$2,910	$–	$4,191	$582	$3,667	$–	$14,603	$118,891	$11,119
U.S. Tax-Managed Equity Fund	122,065	62,768	5,342	73,239	12,554	13,741	855	18,164	443,339	41,147

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Changes in Net Assets June 30, 2025 (Unaudited)

	International Tax-Managed Equity Fund		U.S. Tax-Managed Equity Fund

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Fiscal Year Ended December 31, 2024

From operations:

Net investment income	$14,173,422	$18,548,037	$10,194,350	$12,280,771

Net realized gain	82,413,880	48,666,804	503,704,115	168,219,122

Net change in unrealized gain (loss)	102,766,424	(16,996,333)	(424,796,917)	536,156,888

Net increase in net assets resulting from operations	199,353,726	50,218,508	89,101,548	716,656,781

Distributions to shareholders:

From distributable earnings:

Class A Shares	–	(94,950)	–	(1,440,051)

Class C Shares	–	(7,466)	–	(266,024)

Institutional Shares	–	(334,877)	–	(1,218,711)

Service Shares	–	–	–	(59,643)

Investor Shares	–	(402,396)	–	(418,582)

Class R6 Shares	–	(17,309,410)	–	(53,286,000)

Class P Shares	–	(1,502,550)	–	(4,747,824)

Total distributions to shareholders	–	(19,651,649)	–	(61,436,835)

From share transactions:

Proceeds from sales of shares	47,818,518	122,234,394	1,129,144,673	203,011,084

Proceeds paid in connection with in-kind transactions	(237,930,000)	(36,860,000)	(704,483,001)	(132,396,067)

Reinvestment of distributions	–	19,651,584	–	61,006,981

Cost of shares redeemed	(11,128,676)	(14,599,746)	(12,511,786)	(39,262,904)

Net increase (decrease) in net assets resulting from share transactions	(201,240,158)	90,426,232	412,149,886	92,359,094

TOTAL INCREASE (DECREASE)	(1,886,432)	120,993,091	501,251,434	747,579,040

Net Assets:

Beginning of period	$912,350,711	$791,357,620	$3,554,184,552	$2,806,605,512

End of period	$910,464,279	$912,350,711	$4,055,435,986	$3,554,184,552

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	International Tax-Managed Equity Fund

	Class A Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.32		$11.84		$10.07		$12.28	$11.32	$10.43

Net investment income(a)	0.20	(b)	0.22	(c)	0.24	(d),(e)	0.29	0.28	0.10

Net realized and unrealized gain (loss)	2.73		0.49		1.76		(2.18)	1.07	0.92

Total from investment operations	2.93		0.71		2.00		(1.89)	1.35	1.02

Distributions to shareholders from net investment income	–		(0.23)		(0.23)		(0.32)	(0.39)	(0.13)

Net asset value, end of period	$15.25		$12.32		$11.84		$10.07	$12.28	$11.32

Total Return(f)	23.78%		5.99%		19.96%		(15.36)%	12.02%	9.75%

Net assets, end of period (in 000’s)	$6,480		$5,225		$4,852		$5,139	$7,235	$6,662

Ratio of net expenses to average net assets	1.21	%(g)	1.21%		1.22%		1.22%	1.22%	1.23%

Ratio of total expenses to average net assets	1.33	%(g)	1.33%		1.35%		1.32%	1.33%	1.36%

Ratio of net investment income to average net assets	2.98	%(b)(g)	1.74	%(c)	2.15	%(d),(e)	2.74%	2.33%	1.07%

Portfolio turnover rate(h)	102%		191%		132%		226%	162%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.26% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounts to $0.02 per share and 0.17% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(e)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Tax-Managed Equity Fund

	Class C Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.06		$11.60		$9.87		$12.03	$11.04	$10.18

Net investment income(a)	0.15	(b)	0.12	(c)	0.16	(d),(e)	0.21	0.20	0.03

Net realized and unrealized gain (loss)	2.67		0.48		1.72		(2.13)	1.03	0.88

Total from investment operations	2.82		0.60		1.88		(1.92)	1.23	0.91

Distributions to shareholders from net investment income	–		(0.14)		(0.15)		(0.24)	(0.24)	(0.05)

Net asset value, end of period	$14.88		$12.06		$11.60		$9.87	$12.03	$11.04

Total Return(f)	23.38%		5.23%		18.98%		(15.96)%	11.19%	8.89%

Net assets, end of period (in 000’s)	$877		$705		$696		$728	$1,009	$1,060

Ratio of net expenses to average net assets	1.96	%(g)	1.96%		1.97%		1.97%	1.96%	1.98%

Ratio of total expenses to average net assets	2.08	%(g)	2.08%		2.10%		2.07%	2.07%	2.11%

Ratio of net investment income to average net assets	2.32	%(b)(g)	0.95	%(c)	1.46	%(d),(e)	2.01%	1.59%	0.33%

Portfolio turnover rate(h)	102%		191%		132%		226%	162%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.26% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounts to $0.02 per share and 0.17% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(e)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Tax-Managed Equity Fund

	Institutional Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.34		$11.86		$10.10		$12.31	$11.29	$10.40

Net investment income(a)	0.23	(b)	0.27	(c)	0.27	(d),(e)	0.32	0.32	0.13

Net realized and unrealized gain (loss)	2.74		0.48		1.77		(2.17)	1.07	0.92

Total from investment operations	2.97		0.75		2.04		(1.85)	1.39	1.05

Distributions to shareholders from net investment income	–		(0.27)		(0.28)		(0.36)	(0.37)	(0.16)

Net asset value, end of period	$15.31		$12.34		$11.86		$10.10	$12.31	$11.29

Total Return(f)	24.07%		6.31%		20.23%		(15.02)%	12.42%	10.11%

Net assets, end of period (in 000’s)	$21,909		$15,347		$12,638		$9,934	$11,247	$9,998

Ratio of net expenses to average net assets	0.90	%(g)	0.90%		0.90%		0.90%	0.90%	0.90%

Ratio of total expenses to average net assets	0.97	%(g)	0.97%		0.99%		0.95%	0.96%	0.99%

Ratio of net investment income to average net assets	3.42	%(b)(g)	2.08	%(c)	2.45	%(d),(e)	3.01%	2.65%	1.36%

Portfolio turnover rate(h)	102%		191%		132%		226%	162%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.26% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounts to $0.02 per share and 0.17% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(e)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Tax-Managed Equity Fund

	Investor Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.35		$11.87		$10.10		$12.32	$11.30	$10.40

Net investment income(a)	0.23	(b)	0.26	(c)	0.26	(d),(e)	0.32	0.31	0.13

Net realized and unrealized gain (loss)	2.73		0.48		1.78		(2.19)	1.07	0.92

Total from investment operations	2.96		0.74		2.04		(1.87)	1.38	1.05

Distributions to shareholders from net investment income	–		(0.26)		(0.27)		(0.35)	(0.36)	(0.15)

Net asset value, end of period	$15.31		$12.35		$11.87		$10.10	$12.32	$11.30

Total Return(f)	23.97%		6.25%		20.26%		(15.15)%	12.31%	10.09%

Net assets, end of period (in 000’s)	$23,802		$19,202		$11,560		$8,699	$7,290	$9,085

Ratio of net expenses to average net assets	0.96	%(g)	0.96%		0.97%		0.97%	0.97%	0.98%

Ratio of total expenses to average net assets	1.08	%(g)	1.07%		1.10%		1.08%	1.08%	1.11%

Ratio of net investment income to average net assets	3.31	%(b)(g)	2.01	%(c)	2.33	%(d),(e)	3.08%	2.58%	1.38%

Portfolio turnover rate(h)	102%		191%		132%		226%	162%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.26% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounts to $0.02 per share and 0.17% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(e)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Tax-Managed Equity Fund

	Class R6 Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.25		$11.78		$10.02		$12.23	$11.22	$10.33

Net investment income(a)	0.21	(b)	0.26	(c)	0.27	(d),(e)	0.32	0.32	0.14

Net realized and unrealized gain (loss)	2.74		0.48		1.77		(2.17)	1.06	0.92

Total from investment operations	2.95		0.74		2.04		(1.85)	1.38	1.06

Distributions to shareholders from net investment income	–		(0.27)		(0.28)		(0.36)	(0.37)	(0.17)

Net asset value, end of period	$15.20		$12.25		$11.78		$10.02	$12.23	$11.22

Total Return(f)	24.08%		6.37%		20.30%		(15.11)%	12.43%	10.20%

Net assets, end of period (in 000’s)	$774,670		$802,644		$692,952		$630,799	$730,126	$640,212

Ratio of net expenses to average net assets	0.89	%(g)	0.89%		0.89%		0.89%	0.89%	0.89%

Ratio of total expenses to average net assets	0.95	%(g)	0.96%		0.98%		0.94%	0.95%	0.97%

Ratio of net investment income to average net assets	3.08	%(b)(g)	2.04	%(c)	2.44	%(d),(e)	3.06%	2.66%	1.42%

Portfolio turnover rate(h)	102%		191%		132%		226%	162%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.26% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounts to $0.02 per share and 0.17% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(e)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Tax-Managed Equity Fund

	Class P Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022	2021	2020

Per Share Data

Net asset value, beginning of period	$12.26		$11.78		$10.03		$12.23	$11.22	$10.34

Net investment income(a)	0.23	(b)	0.26	(c)	0.27	(d),(e)	0.33	0.32	0.14

Net realized and unrealized gain (loss)	2.71		0.49		1.76		(2.17)	1.06	0.91

Total from investment operations	2.94		0.75		2.03		(1.84)	1.38	1.05

Distributions to shareholders from net investment income	–		(0.27)		(0.28)		(0.36)	(0.37)	(0.17)

Net asset value, end of period	$15.20		$12.26		$11.78		$10.03	$12.23	$11.22

Total Return(f)	23.98%		6.37%		20.28%		(15.03)%	12.42%	10.09%

Net assets, end of period (in 000’s)	$82,727		$69,228		$68,659		$61,800	$81,775	$68,788

Ratio of net expenses to average net assets	0.89	%(g)	0.89%		0.89%		0.89%	0.89%	0.89%

Ratio of total expenses to average net assets	0.96	%(g)	0.96%		0.98%		0.94%	0.95%	0.98%

Ratio of net investment income to average net assets	3.38	%(b)(g)	2.06	%(c)	2.47	%(d),(e)	3.10%	2.66%	1.45%

Portfolio turnover rate(h)	102%		191%		132%		226%	162%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.26% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounts to $0.02 per share and 0.17% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(e)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Class A Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$46.22		$37.33	$30.32	$38.29	$29.78	$25.54

Net investment income(a)	0.06		0.03	0.10	0.10	0.05	0.06

Net realized and unrealized gain (loss)	1.76		9.54	7.00	(7.95)	8.52	4.31

Total from investment operations	1.82		9.57	7.10	(7.85)	8.57	4.37

Distributions to shareholders from net investment income	–		(0.05)	(0.09)	(0.12)	(0.06)	(0.09)

Distributions to shareholders from net realized gains	–		(0.63)	–	–	–	(0.04)

Total distributions	–		(0.68)	(0.09)	(0.12)	(0.06)	(0.13)

Net asset value, end of period	$48.04		$46.22	$37.33	$30.32	$38.29	$29.78

Total Return(b)	3.94%		25.58%	23.41%	(20.51)%	28.80%	17.06%

Net assets, end of period (in 000’s)	$104,919		$99,411	$87,893	$90,164	$111,821	$75,584

Ratio of net expenses to average net assets	1.02	%(c)	1.01%	1.03%	1.03%	1.06%	1.08%

Ratio of total expenses to average net assets	1.06	%(c)	1.05%	1.07%	1.10%	1.11%	1.12%

Ratio of net investment income to average net assets	0.28	%(c)	0.07%	0.29%	0.29%	0.16%	0.24%

Portfolio turnover rate(d)	78%		96%	184%	246%	116%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Class C Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$42.56		$34.63	$28.27	$35.84	$28.04	$24.11

Net investment loss(a)	(0.10)		(0.27)	(0.14)	(0.14)	(0.19)	(0.13)

Net realized and unrealized gain (loss)	1.61		8.83	6.50	(7.43)	7.99	4.06

Total from investment operations	1.51		8.56	6.36	(7.57)	7.80	3.93

Distributions to shareholders from net realized gains	–		(0.63)	–	–	–	–

Net asset value, end of period	$44.07		$42.56	$34.63	$28.27	$35.84	$28.04

Total Return(b)	3.55%		24.65%	22.50%	(21.12)%	27.82%	16.25%

Net assets, end of period (in 000’s)	$16,897		$17,659	$15,604	$16,096	$21,720	$19,502

Ratio of net expenses to average net assets	1.77	%(c)	1.76%	1.78%	1.78%	1.81%	1.83%

Ratio of total expenses to average net assets	1.81	%(c)	1.80%	1.82%	1.85%	1.86%	1.87%

Ratio of net investment loss to average net assets	(0.48	)%(c)	(0.68)%	(0.46)%	(0.46)%	(0.59)%	(0.53)%

Portfolio turnover rate(d)	78%		96%	184%	246%	116%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Institutional Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$47.45		$38.30	$31.10	$39.28	$30.53	$26.16

Net investment income(a)	0.14		0.17	0.21	0.21	0.17	0.15

Net realized and unrealized gain (loss)	1.81		9.81	7.19	(8.17)	8.74	4.43

Total from investment operations	1.95		9.98	7.40	(7.96)	8.91	4.58

Distributions to shareholders from net investment income	–		(0.20)	(0.20)	(0.22)	(0.16)	(0.17)

Distributions to shareholders from net realized gains	–		(0.63)	–	–	–	(0.04)

Total distributions	–		(0.83)	(0.20)	(0.22)	(0.16)	(0.21)

Net asset value, end of period	$49.40		$47.45	$38.30	$31.10	$39.28	$30.53

Total Return(b)	4.11%		25.99%	23.81%	(20.26)%	29.23%	17.48%

Net assets, end of period (in 000’s)	$73,133		$70,047	$55,767	$60,342	$56,035	$47,997

Ratio of net expenses to average net assets	0.70	%(c)	0.69%	0.71%	0.70%	0.74%	0.74%

Ratio of total expenses to average net assets	0.70	%(c)	0.69%	0.71%	0.72%	0.75%	0.75%

Ratio of net investment income to average net assets	0.60	%(c)	0.39%	0.62%	0.64%	0.48%	0.56%

Portfolio turnover rate(d)	78%		96%	184%	246%	116%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Service Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$46.40		$37.50	$30.48	$38.52	$29.96	$25.70

Net investment income (loss)(a)	0.02		(0.05)	0.04	0.04	– (b)	0.02

Net realized and unrealized gain (loss)	1.77		9.58	7.02	(7.99)	8.56	4.33

Total from investment operations	1.79		9.53	7.06	(7.95)	8.56	4.35

Distributions to shareholders from net investment income	–		–	(0.04)	(0.09)	– (b)	(0.05)

Distributions to shareholders from net realized gains	–		(0.63)	–	–	–	–

Distributions to shareholders from return of capital	–		–	–	–	–	(0.04)

Total distributions	–		(0.63)	(0.04)	(0.09)	– (b)	(0.09)

Net asset value, end of period	$48.19		$46.40	$37.50	$30.48	$38.52	$29.96

Total Return(c)	3.86%		25.35%	23.17%	(20.65)%	28.58%	16.87%

Net assets, end of period (in 000’s)	$4,584		$4,468	$3,499	$2,568	$2,476	$1,932

Ratio of net expenses to average net assets	1.20	%(d)	1.19%	1.21%	1.22%	1.23%	1.24%

Ratio of total expenses to average net assets	1.20	%(d)	1.19%	1.21%	1.25%	1.24%	1.25%

Ratio of net investment income (loss) to average net assets	0.09	%(d)	(0.11)%	0.12%	0.13%	0.01%	0.08%

Portfolio turnover rate(e)	78%		96%	184%	246%	116%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Investor Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$47.01		$37.96	$30.83	$38.93	$30.26	$25.93

Net investment income(a)	0.12		0.14	0.19	0.18	0.14	0.12

Net realized and unrealized gain (loss)	1.80		9.71	7.12	(8.09)	8.67	4.40

Total from investment operations	1.92		9.85	7.31	(7.91)	8.81	4.52

Distributions to shareholders from net investment income	–		(0.17)	(0.18)	(0.19)	(0.14)	(0.15)

Distributions to shareholders from net realized gains	–		(0.63)	–	–	–	(0.04)

Total distributions	–		(0.80)	(0.18)	(0.19)	(0.14)	(0.19)

Net asset value, end of period	$48.93		$47.01	$37.96	$30.83	$38.93	$30.26

Total Return(b)	4.08%		25.88%	23.71%	(20.31)%	29.13%	17.38%

Net assets, end of period (in 000’s)	$25,634		$24,963	$19,127	$15,645	$20,599	$15,938

Ratio of net expenses to average net assets	0.77	%(c)	0.76%	0.78%	0.78%	0.82%	0.83%

Ratio of total expenses to average net assets	0.81	%(c)	0.80%	0.82%	0.85%	0.87%	0.87%

Ratio of net investment income to average net assets	0.52	%(c)	0.32%	0.54%	0.54%	0.40%	0.46%

Portfolio turnover rate(d)	78%		96%	184%	246%	116%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Class R6 Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$47.01		$37.96	$30.82	$38.93	$30.26	$25.93

Net investment income(a)	0.14		0.17	0.21	0.21	0.17	0.15

Net realized and unrealized gain (loss)	1.80		9.71	7.14	(8.10)	8.67	4.40

Total from investment operations	1.94		9.88	7.35	(7.89)	8.84	4.55

Distributions to shareholders from net investment income	–		(0.20)	(0.21)	(0.22)	(0.17)	(0.18)

Distributions to shareholders from net realized gains	–		(0.63)	–	–	–	(0.04)

Total distributions	–		(0.83)	(0.21)	(0.22)	(0.17)	(0.22)

Net asset value, end of period	$48.95		$47.01	$37.96	$30.82	$38.93	$30.26

Total Return(b)	4.13%		25.97%	23.85%	(20.26)%	29.24%	17.49%

Net assets, end of period (in 000’s)	$3,534,354		$3,064,228	$2,407,118	$1,975,694	$2,111,315	$1,536,722

Ratio of net expenses to average net assets	0.69	%(c)	0.68%	0.70%	0.69%	0.73%	0.73%

Ratio of total expenses to average net assets	0.69	%(c)	0.68%	0.70%	0.72%	0.74%	0.74%

Ratio of net investment income to average net assets	0.61	%(c)	0.40%	0.63%	0.65%	0.49%	0.57%

Portfolio turnover rate(d)	78%		96%	184%	246%	116%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Class P Shares

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$47.02		$37.97	$30.83	$38.94	$30.27	$25.94

Net investment income(a)	0.14		0.17	0.21	0.21	0.17	0.15

Net realized and unrealized gain (loss)	1.80		9.71	7.14	(8.10)	8.67	4.40

Total from investment operations	1.94		9.88	7.35	(7.89)	8.84	4.55

Distributions to shareholders from net investment income	–		(0.20)	(0.21)	(0.22)	(0.17)	(0.18)

Distributions to shareholders from net realized gains	–		(0.63)	–	–	–	(0.04)

Total distributions	–		(0.83)	(0.21)	(0.22)	(0.17)	(0.22)

Net asset value, end of period	$48.96		$47.02	$37.97	$30.83	$38.94	$30.27

Total Return(b)	4.13%		25.97%	23.84%	(20.25)%	29.23%	17.48%

Net assets, end of period (in 000’s)	$295,915		$273,410	$217,597	$174,254	$221,902	$152,775

Ratio of net expenses to average net assets	0.69	%(c)	0.68%	0.70%	0.69%	0.73%	0.73%

Ratio of total expenses to average net assets	0.69	%(c)	0.68%	0.70%	0.72%	0.74%	0.74%

Ratio of net investment income to average net assets	0.61	%(c)	0.40%	0.63%	0.64%	0.49%	0.59%

Portfolio turnover rate(d)	78%		96%	184%	246%	116%	177%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements June 30, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs International Tax-Managed Equity Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs U.S. Tax-Managed Equity Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

30

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

International Tax-Managed Equity Fund	Annually	Annually

U.S. Tax-Managed Equity Fund	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  In-Kind Transactions — Each Fund may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Fund shares are valued in the same manner as they are valued for purposes of computing a Fund’s NAV, in accordance with each Fund’s Valuation Procedures (defined below), and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Funds’ prospectus.

G.  Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities

31

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received,

32

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2025:

International Tax-Managed Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Africa	$—	$644,823	$—
Asia	—	248,800,995	—
Europe	9,749,215	519,025,976	—
North America	214,733	46,059,231	—
Oceania	—	58,427,289	—
South America	—	5,556,547	—

Total	$9,963,948	$878,514,861	$—

Derivative Type

Assets

Futures Contracts(b)	$142,441	$—	$—

33

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Liabilities

Futures Contracts(b)	$(17,049)	$—	$—

U.S. Tax-Managed Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$364,981	$—	$—
Europe	46,293,581	—	—
North America	3,905,302,024	—	—
South America	42,319,897	—	—
Investment Company	99,606	—	—
Securities Lending Reinvestment Vehicle	12,772,900	—	—

Total	$4,007,152,989	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$1,665,262	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2025. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure:

International Tax-Managed Equity Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$142,441	Variation margin on futures contracts	$(17,049)

U.S. Tax-Managed Equity Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$1,665,262	Variation margin on futures contracts	$—

1

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of June 30, 2025 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2025. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and

34

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

International Tax-Managed Equity Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$1,023,874	$(5,836,975)

U.S. Tax-Managed Equity Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	253,566	3,001,794

For the six months ended June 30, 2025, the relevant values for each derivative type was as follows:

Average number of Contracts(a)
Fund	Futures Contracts
International Tax-Managed Equity Fund	169
U.S. Tax-Managed Equity Fund	110

(a)

Amounts disclosed represent average number of contracts for futures contracts, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended June 30, 2025.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

International Tax-Managed Equity Fund	0.85%	0.77%	0.73%	0.72%	0.71%	0.85%	0.85%

U.S. Tax-Managed Equity Fund	0.70	0.63	0.60	0.59	0.58	0.64	0.64

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any.

The International Tax-Managed Equity and U.S. Tax-Managed Equity Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six

35

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

months ended June 30, 2025, GSAM waived $718 and $4,184 of the International Tax-Managed Equity and U.S. Tax-Managed Equity Funds’ management fees, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service

Distribution and/or Service Plan	0.25%	0.75%	0.25%

*

With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front-end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2025, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

International Tax-Managed Equity Fund	$7	$—

U.S. Tax-Managed Equity Fund	3,093	—

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.05% and 0.04% as an annual percentage rate of the average daily net

36

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

assets attributable to the Class A, Class C and Investor Shares of the International Tax-Managed Equity Fund and the U.S. Tax-Managed Equity Fund, respectively. This arrangement will remain in effect through at least April 30, 2026, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the International Tax-Managed Equity Fund and the U.S. Tax-Managed Equity Fund are 0.014% and 0.044%, respectively. These Other Expense limitations will remain in place through at least April 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended June 30, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

International Tax-Managed Equity Fund	$718	$6,459	$281,226	$288,403

U.S. Tax-Managed Equity Fund	4,184	27,722	—	31,906

G. Line of Credit Facility — As of June 30, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H. Other Transactions with Affiliates — For the six months ended June 30, 2025, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the International Tax-Managed Equity Fund and the U.S. Tax-Managed Equity Fund.

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2025:

International Tax-Managed Equity Fund

Underlying Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$ –	$34,158,361	$(34,158,361)	$–	–	$7,789

37

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

U.S. Tax-Managed Equity Fund

Underlying Fund	Beginning value as of December 31, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2025	Shares as of June 30, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$68,087	$103,324,773	$(103,293,254)	$99,606	99,606	$109,837

As of June 30, 2025, the Goldman Sachs Global Tax-Aware Equity Portfolio was beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Global Tax-Aware Equity Portfolio

International Tax-Managed Equity Fund	84%

U.S. Tax-Managed Equity Fund	87

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2025, were as follows:

Fund	Purchases	Sales	Sales In-Kind

International Tax-Managed Equity Fund	$945,298,523	$903,126,959	$228,540,624

U.S. Tax-Managed Equity Fund	3,869,056,865	2,769,831,431	685,565,263

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Goldman Sachs International Tax-Managed Equity Fund and the Goldman Sachs U.S. Tax-Advantaged Equity Fund may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Goldman Sachs International Tax-Managed Equity Fund and the Goldman Sachs U.S. Tax-Advantaged Equity Fund invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM,

38

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

7. SECURITIES LENDING (continued)

for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2025, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended June 30, 2025
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of June 30, 2025

International Tax-Managed Equity Fund	$22	$—	$—

U.S. Tax-Managed Equity Fund	1,214	—	—

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended June 30, 2025:

	Beginning value as	Purchases	Proceeds	Ending value as
Fund	of December 31, 2024	at Cost	from Sales	of June 30, 2025

International Tax-Managed Equity Fund	$—	$4,311,395	$(4,311,395)	$—

U.S. Tax-Managed Equity Fund	1,350,000	38,071,475	(26,648,575)	12,772,900

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2024, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

Capital loss carryforwards:

Perpetual Short-Term	$(43,068,931)	$—

Timing differences — (Real Estate Investment Trusts, Qualified Late Year loss and post October loss deferral)	(2,045,156)	(1,749,970)

39

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

8. TAX INFORMATION (continued)

As of June 30, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows.

	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

Tax Cost	$ 658,665,353	$2,687,405,211

Gross unrealized gain	231,137,678	1,328,011,128

Gross unrealized loss	(1,324,222)	(8,263,350)

Net unrealized gain (loss)	$ 229,813,456	$1,319,747,778

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, and differences in the tax treatment of passive foreign investment company investments and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk — Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption

40

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

9. OTHER RISKS (continued)

could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity Portfolio to shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

41

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) June 30, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	International Tax-Managed Equity Fund

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	58,600	$828,411	84,896	$1,085,066

Reinvestment of distributions	—	—	7,713	94,950

Shares redeemed	(58,074)	(797,368)	(78,130)	(982,351)

	526	31,043	14,479	197,665

Class C Shares

Shares sold	5,846	77,437	8,586	105,897

Reinvestment of distributions	—	—	619	7,466

Shares redeemed	(5,360)	(72,139)	(10,800)	(133,079)

	486	5,298	(1,595)	(19,716)

Institutional Shares

Shares sold	249,687	3,385,284	357,172	4,537,807

Reinvestment of distributions	—	—	27,132	334,812

Shares redeemed	(62,174)	(826,325)	(205,960)	(2,598,668)

	187,513	2,558,959	178,344	2,273,951

Investor Shares

Shares sold	360,357	5,028,072	800,245	10,040,363

Reinvestment of distributions	—	—	32,609	402,396

Shares redeemed	(360,853)	(4,724,508)	(251,620)	(3,244,983)

	(496)	303,564	581,234	7,197,776

Class R6 Shares

Shares sold	3,040,655	37,510,391	8,123,901	103,540,510

Reinvestment of distributions	—	—	1,414,168	17,309,410

Shares redeemed	(75,674)	(1,021,041)	(70,129)	(900,719)

Shares redeemed in connection with in-kind transactions	(17,520,619)	(237,930,000)	(2,777,694)	(36,860,000)

	(14,555,638)	(201,440,650)	6,690,246	83,089,201

Class P Shares

Shares sold	71,308	988,923	233,377	2,924,751

Reinvestment of distributions	—	—	122,657	1,502,550

Shares redeemed	(278,779)	(3,687,295)	(533,960)	(6,739,946)

	(207,471)	(2,698,372)	(177,926)	(2,312,645)

NET INCREASE (DECREASE) IN SHARES	(14,575,080)	$(201,240,158)	7,284,782	$90,426,232

42

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Tax-Managed Equity Fund

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Fiscal Year Ended December 31, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	89,015	$3,985,395	83,918	$3,699,833

Reinvestment of distributions	—	—	28,737	1,369,183

Shares redeemed	(56,129)	(2,515,076)	(316,122)	(13,693,613)

	32,886	1,470,319	(203,467)	(8,624,597)

Class C Shares

Shares sold	24,547	1,027,212	40,545	1,569,988

Reinvestment of distributions	—	—	6,052	266,024

Shares redeemed	(56,099)	(2,315,119)	(82,223)	(3,300,480)

	(31,552)	(1,287,907)	(35,626)	(1,464,468)

Institutional Shares

Shares sold	69,366	3,205,088	181,310	8,075,483

Reinvestment of distributions	—	—	17,639	859,726

Shares redeemed	(65,245)	(3,059,014)	(178,587)	(7,812,511)

	4,121	146,074	20,362	1,122,698

Service Shares

Shares sold	5,237	231,257	10,552	449,672

Reinvestment of distributions	—	—	1,245	59,643

Shares redeemed	(6,407)	(297,707)	(8,820)	(372,852)

	(1,170)	(66,450)	2,977	136,463

Investor Shares

Shares sold	19,336	893,036	60,976	2,664,009

Reinvestment of distributions	—	—	8,662	418,582

Shares redeemed	(26,446)	(1,217,007)	(42,506)	(1,924,482)

	(7,110)	(323,971)	27,132	1,158,109

Class R6 Shares

Shares sold	24,133,559	1,106,101,244	4,016,667	175,362,628

Reinvestment of distributions	—	—	1,103,545	53,286,000

Shares redeemed	(3,183)	(144,599)	(3,818)	(165,994)

Shares redeemed in connection with in-kind transactions	(17,102,888)	(704,483,001)	(3,353,104)	(132,396,067)

	7,027,488	401,473,644	1,763,290	96,086,567

Class P Shares

Shares sold	294,058	13,701,441	258,346	11,189,471

Reinvestment of distributions	—	—	98,289	4,747,823

Shares redeemed	(64,554)	(2,963,264)	(273,635)	(11,992,972)

	229,504	10,738,177	83,000	3,944,322

NET INCREASE IN SHARES	7,254,167	$412,149,886	1,657,668	$92,359,094

43

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs International Tax-Managed Equity Fund and Goldman Sachs U.S. Tax-Managed Equity Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2026 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 17-18, 2025 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

44

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2024, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2025. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

45

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the International Tax-Managed Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025. They noted that the U.S. Tax-Managed Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the five-year period and in the third quartile of the Fund’s peer group for the one-, three-, and ten-year periods, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2025.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2024 and 2023, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

46

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

First $1 billion	0.85%	0.70%

Next $1 billion	0.77	0.63

Next $3 billion	0.73	0.60

Next $3 billion	0.72	0.59

Over $8 billion	0.71	0.58

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to waive a portion of its management fee for the U.S. Tax-Managed Equity Fund and to limit certain expenses of the Funds that exceed specified levels as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of its transfer agency fee with respect to certain share classes of each of the Funds. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the U.S. Tax-Managed Equity Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Funds’ ability to participate in the securities lending

47

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2026.

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. TAXADVSAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 26, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	August 26, 2025